UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 - September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2021

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
S&P 500® 2x STRATEGY FUND	10
INVERSE S&P 500® 2x STRATEGY FUND	22
NASDAQ-100® 2x STRATEGY FUND	29
INVERSE NASDAQ-100® 2x STRATEGY FUND	37
DOW 2x STRATEGY FUND	44
INVERSE DOW 2x STRATEGY FUND	51
RUSSELL 2000® 2x STRATEGY FUND	58
INVERSE RUSSELL 2000® 2x STRATEGY FUND	66
NOTES TO FINANCIAL STATEMENTS	73
OTHER INFORMATION	87
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	92
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	97
LIQUIDITY RISK MANAGEMENT PROGRAM	100

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2021

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2021.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19. The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2021

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2021

In the six months ending September 30, 2021, the equity market experienced a relatively steady upward climb that reversed amid seasonal pressures, inflation worry, and market uncertainty about the economic damage brought about by the potential emergence of new COVID variants.

Treasury yields posted their biggest rise in months following the Federal Open Market Committee (“FOMC”) meeting in September, at which Chair Powell noted that inflation would be higher and last longer than previously expected. The 10-year U.S. Treasury was still down slightly for the period.

Reports circulating in September about the inability of Evergrande, China’s second largest real estate development company, to repay an installment on its approximately $300 billion in debt sparked panic in credit markets in Asia. There was chatter about an Evergrande bankruptcy, a la Lehman Brothers, that would ignite a conflagration that could ravage China’s debt-reliant economy and spread across the world, triggering another global financial crisis. Others saw echoes of the collapse of Long-Term Capital Management, the highly leveraged hedge fund that collapsed in 1998 and required a bailout and debt rewind managed by the Federal Reserve (the “Fed”) to quell fears of a global financial meltdown.

As the month of September progressed and the Chinese government stepped in with liquidity and behind-the-scenes pressure on state-owned and state-backed enterprises to purchase Evergrande assets, tensions eased, but the question remains as to what ultimately will become of Evergrande. The most likely outcome is a “controlled fire” approach in which the government attempts to limit the contagion of Evergrande’s woes by propping up the company until its debts are restructured and reshuffled, its projects completed by others, and its properties sold off.

As Evergrande troubles captured the world’s attention, the September FOMC meeting made it clear that the Fed was not overly worried, at least not enough to push back its forecasted rate hikes. In fact, the tone of the meeting was somewhat hawkish, with the month’s Summary of Economic Projections revealing that half the committee members penciled in a rate hike for 2022. That would give them a policy option should elevated inflation turn out to be less temporary than expected. It also implies that a tapering of asset purchases would be completed sooner rather than later—a timetable corroborated when Chair Powell gave the strongest indication yet that tapering may start in November and for the first time suggested that asset purchases could conclude by mid-2022.

Markets reacted favorably to the Fed’s relatively sanguine view of the Evergrande situation, perhaps breathing a sigh of relief that it considers the problem insufficiently dangerous either to warrant action or to delay the normalization of rates in the United States. Interestingly, in place of several instances of the word “transitory” in the four previous FOMC press conference transcripts, the September transcript included no mention of the word, which may help explain the hawkish tilt to the meeting. Regarding the path for rates, half of FOMC members now see at least one hike in 2022, up from 39 percent in June. The median FOMC participant now sees in excess of six cumulative hikes through 2024, signaling an acknowledgement of intensifying supply side pressures and a labor market that could be at full employment within the next year.

For the six-month period ended September 30, 2021, the S&P 500® Index* returned 9.18%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.70%. The return of the MSCI Emerging Markets Index* was -3.45%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 1.88% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned 3.65%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2021

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2021 and ending September 30, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.75%	16.97%	$ 1,000.00	$ 1,169.70	$ 9.52
C-Class	2.51%	16.52%	1,000.00	1,165.20	13.62
H-Class	1.75%	16.97%	1,000.00	1,169.70	9.52
Inverse S&P 500® 2x Strategy Fund
A-Class	1.75%	(18.18%)	1,000.00	818.20	7.98
C-Class	2.50%	(18.51%)	1,000.00	814.90	11.37
H-Class	1.76%	(18.13%)	1,000.00	818.70	8.02
NASDAQ-100® 2x Strategy Fund
A-Class	1.79%	23.91%	1,000.00	1,239.10	10.05
C-Class	2.54%	23.44%	1,000.00	1,234.40	14.23
H-Class	1.79%	23.91%	1,000.00	1,239.10	10.05
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.76%	(24.15%)	1,000.00	758.50	7.76
C-Class	2.51%	(24.43%)	1,000.00	755.70	11.05
H-Class	1.79%	(24.14%)	1,000.00	758.60	7.89
Dow 2x Strategy Fund
A-Class	1.79%	5.13%	1,000.00	1,051.30	9.20
C-Class	2.54%	4.73%	1,000.00	1,047.30	13.04
H-Class	1.79%	5.13%	1,000.00	1,051.30	9.20
Inverse Dow 2x Strategy Fund
A-Class	1.76%	(9.20%)	1,000.00	908.00	8.42
C-Class	2.50%	(9.58%)	1,000.00	904.20	11.93
H-Class	1.80%	(9.29%)	1,000.00	907.10	8.61
Russell 2000® 2x Strategy Fund
A-Class	1.79%	(3.37%)	1,000.00	966.30	8.82
C-Class	2.53%	(3.73%)	1,000.00	962.70	12.45
H-Class	1.81%	(3.38%)	1,000.00	966.20	8.92
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.77%	(5.79%)	1,000.00	942.10	8.62
C-Class	2.52%	(6.19%)	1,000.00	938.10	12.24
H-Class	1.82%	(6.15%)	1,000.00	938.50	8.84

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.75%	5.00%	$ 1,000.00	$ 1,016.29	$ 8.85
C-Class	2.51%	5.00%	1,000.00	1,012.48	12.66
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Inverse S&P 500® 2x Strategy Fund
A-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
NASDAQ-100® 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
C-Class	2.51%	5.00%	1,000.00	1,012.48	12.66
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Dow 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Inverse Dow 2x Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Russell 2000® 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.53%	5.00%	1,000.00	1,012.38	12.76
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20

[1]	Annualized and excludeds expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2021 to September 30, 2021.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.1%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.3%
Facebook, Inc. — Class A	1.9%
Alphabet, Inc. — Class A	1.9%
Alphabet, Inc. — Class C	1.7%
Tesla, Inc.	1.4%
NVIDIA Corp.	1.2%
Berkshire Hathaway, Inc. — Class B	1.2%
JPMorgan Chase & Co.	1.1%
Top Ten Total	23.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	16.97%	61.49%	26.97%	28.26%
A-Class Shares with sales charge‡	11.41%	53.82%	25.74%	27.63%
C-Class Shares	16.52%	60.29%	26.02%	27.31%
C-Class Shares with CDSC§	15.52%	59.29%	26.02%	27.31%
H-Class Shares	16.97%	61.48%	26.96%	28.24%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 84.0%

Technology - 19.8%
Apple, Inc.	87,712	$12,411,248
Microsoft Corp.	41,974	11,833,310
NVIDIA Corp.	13,919	2,883,460
Adobe, Inc.*	2,661	1,531,991
salesforce.com, Inc.*	5,426	1,471,640
Intel Corp.	22,660	1,207,325
Accenture plc — Class A	3,542	1,133,157
Broadcom, Inc.	2,291	1,110,975
Texas Instruments, Inc.	5,157	991,227
Intuit, Inc.	1,526	823,292
QUALCOMM, Inc.	6,300	812,574
Oracle Corp.	9,201	801,683
Advanced Micro Devices, Inc.*	6,775	697,148
International Business Machines Corp.	5,006	695,484
ServiceNow, Inc.*	1,106	688,231
Applied Materials, Inc.	5,105	657,167
Analog Devices, Inc.	3,004	503,110
Lam Research Corp.	796	453,043
Micron Technology, Inc.	6,288	446,322
Fidelity National Information Services, Inc.	3,450	419,796
Fiserv, Inc.*	3,329	361,196
Autodesk, Inc.*	1,229	350,474
Activision Blizzard, Inc.	4,344	336,182
NXP Semiconductor N.V.	1,481	290,083
KLA Corp.	853	285,337
MSCI, Inc. — Class A	460	279,836
Roper Technologies, Inc.	589	262,771
Synopsys, Inc.*	852	255,097
Microchip Technology, Inc.	1,531	234,993
Cadence Design Systems, Inc.*	1,546	234,126
Electronic Arts, Inc.	1,590	226,178
Fortinet, Inc.*	757	221,074
Cognizant Technology Solutions Corp. — Class A	2,936	217,881
Xilinx, Inc.	1,382	208,668
Paychex, Inc.	1,789	201,173
HP, Inc.	6,710	183,586
ANSYS, Inc.*	487	165,799
Zebra Technologies Corp. — Class A*	298	153,595
Skyworks Solutions, Inc.	922	151,927
Paycom Software, Inc.*	268	132,861
Monolithic Power Systems, Inc.	241	116,808
Cerner Corp.	1,651	116,429
NetApp, Inc.	1,251	112,290
Broadridge Financial Solutions, Inc.	649	108,149
Tyler Technologies, Inc.*	228	104,572
Hewlett Packard Enterprise Co.	7,294	103,939
Qorvo, Inc.*	621	103,825
Teradyne, Inc.	921	100,546
Take-Two Interactive Software, Inc.*	651	100,300
Western Digital Corp.*	1,712	96,625
Seagate Technology Holdings plc	1,170	96,548
Akamai Technologies, Inc.*	909	95,072
Ceridian HCM Holding, Inc.*	753	84,803
Leidos Holdings, Inc.	791	76,039
Citrix Systems, Inc.	694	74,515
PTC, Inc.*	590	70,676
Jack Henry & Associates, Inc.	415	68,085
DXC Technology Co.*	1,407	47,289
IPG Photonics Corp.*	200	31,680
Total Technology		48,033,210

Consumer, Non-cyclical - 16.8%
Johnson & Johnson	14,704	2,374,696
UnitedHealth Group, Inc.	5,267	2,058,028
Procter & Gamble Co.	13,558	1,895,409
PayPal Holdings, Inc.*	6,563	1,707,758
Pfizer, Inc.	31,316	1,346,901
Thermo Fisher Scientific, Inc.	2,197	1,255,212
Abbott Laboratories	9,902	1,169,723
PepsiCo, Inc.	7,720	1,161,165
Coca-Cola Co.	21,699	1,138,547
Danaher Corp.	3,549	1,080,458
AbbVie, Inc.	9,870	1,064,677
Merck & Company, Inc.	14,139	1,061,980
Eli Lilly & Co.	4,435	1,024,707
Medtronic plc	7,506	940,877
Philip Morris International, Inc.	8,705	825,147
Moderna, Inc.*	1,961	754,710
Bristol-Myers Squibb Co.	12,412	734,418
Amgen, Inc.	3,172	674,526
Intuitive Surgical, Inc.*	664	660,116
CVS Health Corp.	7,370	625,418
S&P Global, Inc.	1,346	571,902
Zoetis, Inc.	2,647	513,889
Anthem, Inc.	1,362	507,754
Stryker Corp.	1,875	494,475
Gilead Sciences, Inc.	7,003	489,160
Automatic Data Processing, Inc.	2,363	472,411
Altria Group, Inc.	10,300	468,856
Mondelez International, Inc. — Class A	7,807	454,211
Becton Dickinson and Co.	1,604	394,295
Edwards Lifesciences Corp.*	3,482	394,197
Estee Lauder Companies, Inc. — Class A	1,295	388,409
Cigna Corp.	1,900	380,304
Colgate-Palmolive Co.	4,711	356,057
Regeneron Pharmaceuticals, Inc.*	587	355,241
Boston Scientific Corp.*	7,953	345,081
HCA Healthcare, Inc.	1,377	334,225
Illumina, Inc.*	819	332,195
Moody’s Corp.	905	321,375
IDEXX Laboratories, Inc.*	475	295,402
Dexcom, Inc.*	540	295,304
Humana, Inc.	718	279,410
Align Technology, Inc.*	410	272,826
Vertex Pharmaceuticals, Inc.*	1,449	262,834
IHS Markit Ltd.	2,226	259,596
Global Payments, Inc.	1,641	258,589
IQVIA Holdings, Inc.*	1,070	256,308
Kimberly-Clark Corp.	1,881	249,120
Biogen, Inc.*	832	235,448

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® 2x STRATEGY FUND

	Shares	Value
Baxter International, Inc.	2,792	$224,561
Sysco Corp.	2,857	224,274
ResMed, Inc.	813	214,266
Centene Corp.*	3,257	202,944
General Mills, Inc.	3,386	202,551
Constellation Brands, Inc. — Class A	940	198,049
Archer-Daniels-Midland Co.	3,124	187,471
Monster Beverage Corp.*	2,097	186,276
Cintas Corp.	489	186,143
Verisk Analytics, Inc. — Class A	901	180,443
West Pharmaceutical Services, Inc.	413	175,335
Equifax, Inc.	681	172,579
Corteva, Inc.	4,101	172,570
McKesson Corp.	864	172,264
Zimmer Biomet Holdings, Inc.	1,166	170,656
Kroger Co.	3,798	153,553
Laboratory Corporation of America Holdings*	540	151,978
Gartner, Inc.*	467	141,912
United Rentals, Inc.*	404	141,776
Kraft Heinz Co.	3,758	138,370
Hershey Co.	812	137,431
Tyson Foods, Inc. — Class A	1,647	130,014
Catalent, Inc.*	951	126,549
FleetCor Technologies, Inc.*	461	120,445
Charles River Laboratories International, Inc.*	281	115,960
STERIS plc	557	113,784
Cooper Companies, Inc.	275	113,660
Clorox Co.	686	113,608
Church & Dwight Company, Inc.	1,371	113,204
McCormick & Company, Inc.	1,392	112,794
PerkinElmer, Inc.	626	108,479
Bio-Techne Corp.	217	105,152
Hologic, Inc.*	1,416	104,515
AmerisourceBergen Corp. — Class A	836	99,860
Quest Diagnostics, Inc.	682	99,101
Teleflex, Inc.	261	98,279
Avery Dennison Corp.	463	95,938
Viatris, Inc.	6,754	91,517
Kellogg Co.	1,428	91,278
Conagra Brands, Inc.	2,683	90,873
Bio-Rad Laboratories, Inc. — Class A*	120	89,514
MarketAxess Holdings, Inc.	212	89,186
Quanta Services, Inc.	777	88,438
ABIOMED, Inc.*	253	82,357
Cardinal Health, Inc.	1,621	80,175
J M Smucker Co.	605	72,618
Incyte Corp.*	1,048	72,081
Dentsply Sirona, Inc.	1,221	70,879
Brown-Forman Corp. — Class B	1,021	68,417
Hormel Foods Corp.	1,574	64,534
Robert Half International, Inc.	625	62,706
Henry Schein, Inc.*	780	59,405
Universal Health Services, Inc. — Class B	424	58,669
Lamb Weston Holdings, Inc.	811	49,771
Molson Coors Beverage Co. — Class B	1,052	48,792
Campbell Soup Co.	1,134	47,413
Organon & Co.	1,416	46,431
Rollins, Inc.	1,264	44,657
DaVita, Inc.*	375	43,597
Nielsen Holdings plc	2,004	38,457
Total Consumer, Non-cyclical		40,851,856

Communications - 13.8%
Amazon.com, Inc.*	2,433	7,992,502
Facebook, Inc. — Class A*	13,315	4,518,978
Alphabet, Inc. — Class A*	1,682	4,496,861
Alphabet, Inc. — Class C*	1,574	4,195,198
Walt Disney Co.*	10,149	1,716,906
Netflix, Inc.*	2,472	1,508,760
Comcast Corp. — Class A	25,583	1,430,857
Cisco Systems, Inc.	23,538	1,281,173
Verizon Communications, Inc.	23,124	1,248,927
AT&T, Inc.	39,880	1,077,159
Booking Holdings, Inc.*	229	543,616
Charter Communications, Inc. — Class A*	708	515,113
T-Mobile US, Inc.*	3,276	418,542
Twitter, Inc.*	4,457	269,158
eBay, Inc.	3,631	252,972
Match Group, Inc.*	1,546	242,707
Motorola Solutions, Inc.	946	219,775
Corning, Inc.	4,293	156,652
Etsy, Inc.*	707	147,028
CDW Corp.	768	139,791
ViacomCBS, Inc. — Class B	3,384	133,702
Expedia Group, Inc.*	812	133,087
VeriSign, Inc.*	544	111,525
Arista Networks, Inc.*	313	107,559
Omnicom Group, Inc.	1,198	86,807
NortonLifeLock, Inc.	3,247	82,149
Interpublic Group of Companies, Inc.	2,199	80,638
Fox Corp. — Class A	1,806	72,439
Lumen Technologies, Inc.	5,556	68,839
F5 Networks, Inc.*	337	66,989
DISH Network Corp. — Class A*	1,390	60,409
News Corp. — Class A	2,185	51,413
Juniper Networks, Inc.	1,816	49,976
Discovery, Inc. — Class C*	1,696	41,162
Fox Corp. — Class B	828	30,735
Discovery, Inc. — Class A*,1	944	23,959
News Corp. — Class B	680	15,796
Total Communications		33,589,859

Financial - 12.8%
Berkshire Hathaway, Inc. — Class B*	10,354	2,826,021
JPMorgan Chase & Co.	16,690	2,731,986
Visa, Inc. — Class A	9,426	2,099,641
Bank of America Corp.	41,361	1,755,774
Mastercard, Inc. — Class A	4,866	1,691,811
Wells Fargo & Co.	22,936	1,064,460
Citigroup, Inc.	11,321	794,508
Morgan Stanley	8,153	793,368

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® 2x STRATEGY FUND

	Shares	Value
Goldman Sachs Group, Inc.	1,883	$711,831
American Tower Corp. — Class A REIT	2,542	674,672
BlackRock, Inc. — Class A	799	670,089
Charles Schwab Corp.	8,385	610,763
American Express Co.	3,594	602,103
Prologis, Inc. REIT	4,129	517,900
PNC Financial Services Group, Inc.	2,374	464,449
U.S. Bancorp	7,536	447,940
Truist Financial Corp.	7,456	437,294
Marsh & McLennan Companies, Inc.	2,830	428,547
Chubb Ltd.	2,451	425,199
Crown Castle International Corp. REIT	2,414	418,394
Capital One Financial Corp.	2,492	403,629
Equinix, Inc. REIT	501	395,855
CME Group, Inc. — Class A	2,006	387,920
Intercontinental Exchange, Inc.	3,145	361,109
Aon plc — Class A	1,261	360,356
Progressive Corp.	3,268	295,394
American International Group, Inc.	4,777	262,209
Public Storage REIT	851	252,832
MetLife, Inc.	4,068	251,118
T. Rowe Price Group, Inc.	1,268	249,416
Simon Property Group, Inc. REIT	1,835	238,495
Bank of New York Mellon Corp.	4,436	229,962
Digital Realty Trust, Inc. REIT	1,578	227,942
Prudential Financial, Inc.	2,160	227,232
SVB Financial Group*	328	212,177
Travelers Companies, Inc.	1,394	211,902
Allstate Corp.	1,652	210,316
Discover Financial Services	1,673	205,528
SBA Communications Corp. REIT	612	202,309
Welltower, Inc. REIT	2,360	194,464
First Republic Bank	985	189,987
CBRE Group, Inc. — Class A*	1,875	182,550
Aflac, Inc.	3,447	179,692
State Street Corp.	2,042	172,998
AvalonBay Communities, Inc. REIT	780	172,879
Arthur J Gallagher & Co.	1,155	171,691
Ameriprise Financial, Inc.	635	167,716
Willis Towers Watson plc	721	167,604
Fifth Third Bancorp	3,858	163,734
Synchrony Financial	3,182	155,536
Equity Residential REIT	1,903	153,991
Weyerhaeuser Co. REIT	4,188	148,967
Alexandria Real Estate Equities, Inc. REIT	774	147,888
Realty Income Corp. REIT	2,175	141,070
Hartford Financial Services Group, Inc.	1,939	136,215
Huntington Bancshares, Inc.	8,247	127,499
Nasdaq, Inc.	654	126,235
Northern Trust Corp.	1,164	125,491
Extra Space Storage, Inc. REIT	747	125,489
Ventas, Inc. REIT	2,198	121,352
Mid-America Apartment Communities, Inc. REIT	648	121,014
Essex Property Trust, Inc. REIT	363	116,066
KeyCorp	5,342	115,494
Regions Financial Corp.	5,332	113,625
Citizens Financial Group, Inc.	2,380	111,812
M&T Bank Corp.	719	107,376
Duke Realty Corp. REIT	2,113	101,149
Healthpeak Properties, Inc. REIT	3,010	100,775
Cincinnati Financial Corp.	837	95,602
Raymond James Financial, Inc.	1,034	95,418
Principal Financial Group, Inc.	1,394	89,774
Boston Properties, Inc. REIT	794	86,030
UDR, Inc. REIT	1,559	82,596
Cboe Global Markets, Inc.	596	73,821
Brown & Brown, Inc.	1,306	72,418
Kimco Realty Corp. REIT	3,427	71,110
Iron Mountain, Inc. REIT	1,617	70,259
Lincoln National Corp.	987	67,856
Host Hotels & Resorts, Inc. REIT*	3,988	65,124
Loews Corp.	1,135	61,210
Comerica, Inc.	748	60,214
Regency Centers Corp. REIT	854	57,500
W R Berkley Corp.	783	57,300
Zions Bancorp North America	905	56,010
Everest Re Group Ltd.	223	55,924
Assurant, Inc.	329	51,900
Franklin Resources, Inc.	1,573	46,750
Globe Life, Inc.	523	46,563
Federal Realty Investment Trust REIT	391	46,134
Invesco Ltd.	1,907	45,978
Western Union Co.	2,270	45,899
People’s United Financial, Inc.	2,390	41,753
Vornado Realty Trust REIT	888	37,305
Total Financial		31,093,258

Consumer, Cyclical - 8.1%
Tesla, Inc.*	4,532	3,514,475
Home Depot, Inc.	5,939	1,949,536
Walmart, Inc.	7,982	1,112,531
Costco Wholesale Corp.	2,469	1,109,445
NIKE, Inc. — Class B	7,139	1,036,797
McDonald’s Corp.	4,171	1,005,670
Lowe’s Companies, Inc.	3,948	800,891
Starbucks Corp.	6,586	726,502
Target Corp.	2,763	632,091
TJX Companies, Inc.	6,739	444,639
General Motors Co.*	8,109	427,425
Ford Motor Co.*	21,917	310,345
Chipotle Mexican Grill, Inc. — Class A*	157	285,351
Dollar General Corp.	1,319	279,813
O’Reilly Automotive, Inc.*	385	235,258
Marriott International, Inc. — Class A*	1,528	226,282
Aptiv plc*	1,511	225,094
Ross Stores, Inc.	1,995	217,156
Hilton Worldwide Holdings, Inc.*	1,557	205,695
AutoZone, Inc.*	120	203,759
Yum! Brands, Inc.	1,651	201,934
Walgreens Boots Alliance, Inc.	4,010	188,670
Cummins, Inc.	802	180,097
Southwest Airlines Co.*	3,305	169,976

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® 2x STRATEGY FUND

	Shares	Value
Fastenal Co.	3,210	$165,668
Copart, Inc.*	1,189	164,938
PACCAR, Inc.	1,939	153,026
DR Horton, Inc.	1,821	152,909
Delta Air Lines, Inc.*	3,574	152,288
Lennar Corp. — Class A	1,534	143,705
Caesars Entertainment, Inc.*	1,192	133,838
Best Buy Company, Inc.	1,259	133,089
Tractor Supply Co.	639	129,468
Dollar Tree, Inc.*	1,296	124,053
VF Corp.	1,820	121,922
CarMax, Inc.*	910	116,444
Carnival Corp.*	4,460	111,545
Royal Caribbean Cruises Ltd.*	1,252	111,365
Ulta Beauty, Inc.*	306	110,441
Darden Restaurants, Inc.	728	110,270
Domino’s Pizza, Inc.	206	98,254
Pool Corp.	224	97,308
Genuine Parts Co.	800	96,984
MGM Resorts International	2,234	96,397
WW Grainger, Inc.	244	95,907
Bath & Body Works, Inc.	1,479	93,221
NVR, Inc.*	19	91,088
United Airlines Holdings, Inc.*	1,808	86,007
Advance Auto Parts, Inc.	366	76,454
LKQ Corp.*	1,510	75,983
American Airlines Group, Inc.*	3,616	74,200
Whirlpool Corp.	350	71,351
Las Vegas Sands Corp.*	1,920	70,272
Live Nation Entertainment, Inc.*	736	67,071
PulteGroup, Inc.	1,450	66,584
Hasbro, Inc.	723	64,506
Penn National Gaming, Inc.*	876	63,475
BorgWarner, Inc.	1,339	57,858
Tapestry, Inc.	1,558	57,677
Mohawk Industries, Inc.*	312	55,349
Norwegian Cruise Line Holdings Ltd.*	2,067	55,210
Wynn Resorts Ltd.*	588	49,833
Newell Brands, Inc.	2,115	46,826
PVH Corp.*	399	41,013
Alaska Air Group, Inc.*	699	40,962
Hanesbrands, Inc.	1,950	33,462
Leggett & Platt, Inc.	745	33,406
Ralph Lauren Corp. — Class A	272	30,203
Gap, Inc.	1,202	27,285
Under Armour, Inc. — Class A*	1,054	21,270
Under Armour, Inc. — Class C*	1,164	20,393
Total Consumer, Cyclical		19,780,210

Industrial - 6.5%
Honeywell International, Inc.	3,856	818,552
United Parcel Service, Inc. — Class B	4,068	740,783
Raytheon Technologies Corp.	8,422	723,955
Union Pacific Corp.	3,642	713,868
Boeing Co.*	3,077	676,755
General Electric Co.	6,131	631,677
Caterpillar, Inc.	3,058	587,044
3M Co.	3,232	566,957
Deere & Co.	1,586	531,421
Lockheed Martin Corp.	1,377	475,203
CSX Corp.	12,592	374,486
Eaton Corporation plc	2,226	332,364
Illinois Tool Works, Inc.	1,601	330,815
Norfolk Southern Corp.	1,379	329,926
Waste Management, Inc.	2,164	323,215
Emerson Electric Co.	3,339	314,534
Northrop Grumman Corp.	841	302,886
FedEx Corp.	1,374	301,305
Johnson Controls International plc	3,978	270,822
Agilent Technologies, Inc.	1,695	267,013
General Dynamics Corp.	1,296	254,055
TE Connectivity Ltd.	1,832	251,387
Carrier Global Corp.	4,846	250,829
L3Harris Technologies, Inc.	1,122	247,109
Amphenol Corp. — Class A	3,341	244,661
Trane Technologies plc	1,327	229,107
Parker-Hannifin Corp.	721	201,606
Otis Worldwide Corp.	2,384	196,155
Rockwell Automation, Inc.	648	190,538
TransDigm Group, Inc.*	292	182,375
Mettler-Toledo International, Inc.*	129	177,680
Keysight Technologies, Inc.*	1,029	169,054
Ball Corp.	1,824	164,105
AMETEK, Inc.	1,291	160,097
Stanley Black & Decker, Inc.	910	159,532
Old Dominion Freight Line, Inc.	524	149,854
Generac Holdings, Inc.*	353	144,260
Fortive Corp.	2,002	141,281
Republic Services, Inc. — Class A	1,174	140,951
Kansas City Southern	508	137,485
Garmin Ltd.	849	131,986
Vulcan Materials Co.	741	125,348
Dover Corp.	804	125,022
Xylem, Inc.	1,006	124,422
Waters Corp.*	343	122,554
Martin Marietta Materials, Inc.	348	118,905
Trimble, Inc.*	1,405	115,561
Ingersoll Rand, Inc.*	2,263	114,078
Expeditors International of Washington, Inc.	949	113,054
Teledyne Technologies, Inc.*	260	111,691
Amcor plc	8,612	99,813
Jacobs Engineering Group, Inc.	728	96,482
Westinghouse Air Brake Technologies Corp.	1,056	91,038
IDEX Corp.	424	87,747
Textron, Inc.	1,252	87,402
J.B. Hunt Transport Services, Inc.	470	78,593
Masco Corp.	1,381	76,714
Westrock Co.	1,491	74,297
Packaging Corporation of America	531	72,981
Fortune Brands Home & Security, Inc.	770	68,853
Howmet Aerospace, Inc.	2,156	67,267
Pentair plc	926	67,255

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® 2x STRATEGY FUND

	Shares	Value
Allegion plc	501	$66,222
CH Robinson Worldwide, Inc.	736	64,032
Snap-on, Inc.	301	62,894
Sealed Air Corp.	837	45,859
A O Smith Corp.	744	45,436
Huntington Ingalls Industries, Inc.	224	43,246
Total Industrial		15,904,454

Energy - 2.4%
Exxon Mobil Corp.	23,646	1,390,858
Chevron Corp.	10,802	1,095,863
ConocoPhillips	7,479	506,852
EOG Resources, Inc.	3,261	261,760
Schlumberger N.V.	7,811	231,518
Marathon Petroleum Corp.	3,565	220,353
Pioneer Natural Resources Co.	1,267	210,968
Kinder Morgan, Inc.	10,887	182,140
Williams Companies, Inc.	6,786	176,029
Phillips 66	2,446	171,293
Valero Energy Corp.	2,283	161,111
Occidental Petroleum Corp.	4,955	146,569
ONEOK, Inc.	2,489	144,337
Devon Energy Corp.	3,517	124,889
Hess Corp.	1,539	120,211
Baker Hughes Co.	4,627	114,426
Enphase Energy, Inc.*	752	112,777
Halliburton Co.	4,974	107,538
Diamondback Energy, Inc.	951	90,031
Marathon Oil Corp.	4,404	60,203
Cabot Oil & Gas Corp. — Class A	2,232	48,568
APA Corp.	2,111	45,239
Total Energy		5,723,533

Utilities - 2.1%
NextEra Energy, Inc.	10,957	860,344
Duke Energy Corp.	4,297	419,344
Southern Co.	5,914	366,491
Dominion Energy, Inc.	4,516	329,758
Exelon Corp.	5,462	264,033
American Electric Power Company, Inc.	2,794	226,817
Sempra Energy	1,784	225,676
Xcel Energy, Inc.	3,007	187,937
Public Service Enterprise Group, Inc.	2,824	171,982
American Water Works Company, Inc.	1,014	171,407
Eversource Energy	1,919	156,897
WEC Energy Group, Inc.	1,762	155,408
Consolidated Edison, Inc.	1,974	143,293
DTE Energy Co.	1,082	120,870
PPL Corp.	4,299	119,856
Edison International	2,121	117,652
Ameren Corp.	1,436	116,316
Entergy Corp.	1,122	111,426
FirstEnergy Corp.	3,040	108,285
CMS Energy Corp.	1,618	96,643
AES Corp.	3,722	84,973
CenterPoint Energy, Inc.	3,312	81,475
Evergy, Inc.	1,281	79,678
Alliant Energy Corp.	1,398	78,260
Atmos Energy Corp.	731	64,474
NRG Energy, Inc.	1,367	55,815
NiSource, Inc.	2,192	53,112
Pinnacle West Capital Corp.	630	45,587
Total Utilities		5,013,809

Basic Materials - 1.7%
Linde plc	2,884	846,108
Sherwin-Williams Co.	1,353	378,475
Air Products and Chemicals, Inc.	1,236	316,552
Ecolab, Inc.	1,390	289,982
Freeport-McMoRan, Inc.	8,200	266,746
Newmont Corp.	4,463	242,341
Dow, Inc.	4,165	239,737
DuPont de Nemours, Inc.	2,922	198,667
PPG Industries, Inc.	1,326	189,631
International Flavors & Fragrances, Inc.	1,391	186,004
Nucor Corp.	1,640	161,524
Albemarle Corp.	653	142,987
LyondellBasell Industries N.V. — Class A	1,476	138,523
International Paper Co.	2,183	122,073
Celanese Corp. — Class A	621	93,547
Eastman Chemical Co.	758	76,361
Mosaic Co.	1,931	68,975
CF Industries Holdings, Inc.	1,201	67,040
FMC Corp.	719	65,832
Total Basic Materials		4,091,105

Total Common Stocks
(Cost $159,563,378)		204,081,294

	Face Amount
U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bills
0.05% due 12/09/21[2,3]	$4,100,000	4,099,801
0.04% due 12/09/21[2,3]	3,925,000	3,924,810
0.03% due 12/09/21[2,3]	1,550,000	1,549,925
0.04% due 10/07/21[3]	1,018,000	1,017,995
Total U.S. Treasury Bills
(Cost $10,592,254)		10,592,531

FEDERAL AGENCY NOTES†† - 0.1%
Federal Farm Credit Bank
3.50% due 10/15/25	150,000	150,199
Total Federal Agency Notes
(Cost $152,021)		150,199

REPURCHASE AGREEMENTS††,4 - 11.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[2]	15,860,898	15,860,898
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[2]	6,162,768	6,162,768

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® 2x STRATEGY FUND

	Face Amount	Value
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[2]	$6,162,767	$6,162,767
Total Repurchase Agreements
(Cost $28,186,433)		28,186,433

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[6]	15,288	15,288
Total Securities Lending Collateral
(Cost $15,288)		15,288

Total Investments - 100.0%
(Cost $198,509,374)		$243,025,745
Other Assets & Liabilities, net - 0.0%		(87,961)
Total Net Assets - 100.0%		$242,937,784

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	11/04/21	883	$3,804,291	$(152,930)
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	11/03/21	21,173	91,205,158	(2,869,204)
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	11/04/21	43,287	186,460,371	(3,325,912)
							$281,469,820	$(6,348,046)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
[5]	Securities lending collateral — See Note 7.
[6]	Rate indicated is the 7-day yield as of September 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$204,081,294	$—	$—	$204,081,294
U.S. Treasury Bills	—	10,592,531	—	10,592,531
Federal Agency Notes	—	150,199	—	150,199
Repurchase Agreements	—	28,186,433	—	28,186,433
Securities Lending Collateral	15,288	—	—	15,288
Total Assets	$204,096,582	$38,929,163	$—	$243,025,745

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,348,046	$—	$6,348,046

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $14,923 of securities loaned (cost $170,322,941)	$214,839,312
Repurchase agreements, at value (cost $28,186,433)	28,186,433
Segregated cash with broker	1,818,000
Receivables:
Fund shares sold	43,589,461
Dividends	112,302
Interest	2,455
Securities lending income	8
Total assets	288,547,971

Liabilities:
Overdraft due to custodian bank	9,650
Unrealized depreciation on OTC swap agreements	6,348,046
Payable for:
Securities purchased	34,723,435
Swap settlement	2,078,747
Fund shares redeemed	1,971,661
Management fees	173,364
Variation margin on futures contracts	100,251
Transfer agent and administrative fees	51,817
Distribution and service fees	50,333
Portfolio accounting fees	28,894
Return of securities lending collateral	15,288
Trustees’ fees*	2,052
Miscellaneous	56,649
Total liabilities	45,610,187
Commitments and contingent liabilities (Note 11)	—
Net assets	$242,937,784

Net assets consist of:
Paid in capital	$196,375,738
Total distributable earnings (loss)	46,562,046
Net assets	$242,937,784

A-Class:
Net assets	$24,727,758
Capital shares outstanding	108,148
Net asset value per share	$228.65
Maximum offering price per share (Net asset value divided by 95.25%)	$240.05

C-Class:
Net assets	$3,803,831
Capital shares outstanding	19,893
Net asset value per share	$191.21

H-Class:
Net assets	$214,406,195
Capital shares outstanding	939,156
Net asset value per share	$228.30

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $239)	$1,193,722
Interest	8,315
Income from securities lending, net	60
Total investment income	1,202,097

Expenses:
Management fees	954,102
Distribution and service fees:
A-Class	30,762
C-Class	16,546
H-Class	230,132
Transfer agent and administrative fees	293,048
Portfolio accounting fees	159,018
Registration fees	105,254
Professional fees	32,723
Custodian fees	13,088
Trustees’ fees*	13,050
Line of credit fees	247
Interest expense	12
Miscellaneous	24,401
Total expenses	1,872,383
Net investment loss	(670,286)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,171,602)
Swap agreements	25,538,149
Futures contracts	1,051,568
Net realized gain	24,418,115
Net change in unrealized appreciation (depreciation) on:
Investments	12,572,673
Swap agreements	(9,560,340)
Net change in unrealized appreciation (depreciation)	3,012,333
Net realized and unrealized gain	27,430,448
Net increase in net assets resulting from operations	$26,760,162

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(670,286)	$(736,223)
Net realized gain on investments	24,418,115	65,388,079
Net change in unrealized appreciation (depreciation) on investments	3,012,333	37,573,267
Net increase in net assets resulting from operations	26,760,162	102,225,123

Distributions to shareholders:
A-Class	—	(134,008)
C-Class	—	(23,214)
H-Class	—	(1,014,780)
Total distributions to shareholders	—	(1,172,002)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,759,481	15,909,187
C-Class	1,594,359	6,313,818
H-Class	1,378,112,825	1,885,852,911
Distributions reinvested
A-Class	—	125,712
C-Class	—	22,463
H-Class	—	668,694
Cost of shares redeemed
A-Class	(5,741,742)	(17,285,864)
C-Class	(1,194,364)	(8,018,838)
H-Class	(1,310,237,759)	(1,926,590,736)
Net increase (decrease) from capital share transactions	68,292,800	(43,002,653)
Net increase in net assets	95,052,962	58,050,468

Net assets:
Beginning of period	147,884,822	89,834,354
End of period	$242,937,784	$147,884,822

Capital share activity:
Shares sold
A-Class	24,574	108,871
C-Class	8,279	56,853
H-Class	6,046,414	12,340,761
Shares issued from reinvestment of distributions
A-Class	—	737
C-Class	—	157
H-Class	—	3,927
Shares redeemed
A-Class	(24,752)	(118,350)
C-Class	(6,174)	(71,701)
H-Class	(5,741,482)	(12,605,012)
Net increase (decrease) in shares	306,859	(283,757)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$195.48	$86.56	$117.21	$104.90	$89.56	$67.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.71)	(.75)	.12	.18	.07	(.25)
Net gain (loss) on investments (realized and unrealized)	33.88	110.89	(28.08)	12.13	21.60	21.96
Total from investment operations	33.17	110.14	(27.96)	12.31	21.67	21.71
Less distributions from:
Net realized gains	—	(1.22)	(2.69)	—	(6.33)	(.13)
Total distributions	—	(1.22)	(2.69)	—	(6.33)	(.13)
Net asset value, end of period	$228.65	$195.48	$86.56	$117.21	$104.90	$89.56

Total Return[c]	16.97%	127.44%	(24.76%)	11.73%	23.92%	31.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,728	$21,176	$10,134	$13,607	$10,259	$10,772
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.51%)	0.10%	0.16%	0.07%	(0.33%)
Total expenses	1.75%	1.81%	1.84%	1.85%	1.77%	1.79%
Portfolio turnover rate	284%	634%	328%	367%	276%	411%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$164.10	$73.30	$100.33	$90.47	$78.49	$60.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.32)	(1.51)	(.60)	(.60)	(.61)	(.72)
Net gain (loss) on investments (realized and unrealized)	28.43	93.53	(23.74)	10.46	18.92	19.30
Total from investment operations	27.11	92.02	(24.34)	9.86	18.31	18.58
Less distributions from:
Net realized gains	—	(1.22)	(2.69)	—	(6.33)	(.13)
Total distributions	—	(1.22)	(2.69)	—	(6.33)	(.13)
Net asset value, end of period	$191.21	$164.10	$73.30	$100.33	$90.47	$78.49

Total Return[c]	16.52%	125.76%	(25.33%)	10.90%	23.00%	30.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,804	$2,919	$2,381	$4,208	$13,739	$9,475
Ratios to average net assets:
Net investment income (loss)	(1.38%)	(1.23%)	(0.56%)	(0.63%)	(0.68%)	(1.08%)
Total expenses	2.51%	2.56%	2.58%	2.57%	2.52%	2.54%
Portfolio turnover rate	284%	634%	328%	367%	276%	411%

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$195.18	$86.43	$117.04	$104.76	$89.45	$67.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.71)	(.78)	.14	.17	.03	(.23)
Net gain (loss) on investments (realized and unrealized)	33.83	110.75	(28.06)	12.11	21.61	21.90
Total from investment operations	33.12	109.97	(27.92)	12.28	21.64	21.67
Less distributions from:
Net realized gains	—	(1.22)	(2.69)	—	(6.33)	(.13)
Total distributions	—	(1.22)	(2.69)	—	(6.33)	(.13)
Net asset value, end of period	$228.30	$195.18	$86.43	$117.04	$104.76	$89.45

Total Return	16.97%	127.44%	(24.77%)	11.72%	23.92%	31.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$214,406	$123,790	$77,320	$124,359	$127,448	$104,986
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.53%)	0.11%	0.15%	0.03%	(0.31%)
Total expenses	1.75%	1.81%	1.84%	1.84%	1.75%	1.80%
Portfolio turnover rate	284%	634%	328%	367%	276%	411%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(18.18%)	(44.89%)	(33.09%)	(32.18%)
A-Class Shares with sales charge‡	(22.07%)	(47.51%)	(33.74%)	(32.51%)
C-Class Shares	(18.51%)	(45.29%)	(33.60%)	(32.68%)
C-Class Shares with CDSC§	(19.32%)	(45.84%)	(33.60%)	(32.68%)
H-Class Shares	(18.13%)	(44.84%)	(33.09%)	(32.17%)
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 56.4%
Federal Farm Credit Bank
0.24% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.00%) due 10/04/21[1]	$2,000,000	$2,000,038
0.31% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	1,500,000	1,502,460
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,000,000	1,001,685
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	600,000	601,347
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	2,000,000	2,001,982
Federal Home Loan Bank
4.00% due 12/24/30	500,000	504,276
Total Federal Agency Notes
(Cost $7,604,151)		7,611,788

U.S. TREASURY BILLS†† - 7.4%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	1,000,000	999,952
Total U.S. Treasury Bills
(Cost $999,922)		999,952

REPURCHASE AGREEMENTS††,4 - 58.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[2]	4,402,648	4,402,648
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[2]	1,710,653	1,710,653
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[2]	1,710,653	1,710,653
Total Repurchase Agreements
(Cost $7,823,954)		7,823,954

Total Investments - 121.8%
(Cost $16,428,027)		$16,435,694
Other Assets & Liabilities, net - (21.8)%		(2,945,132)
Total Net Assets - 100.0%		$13,490,562

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	6	Dec 2021	$1,289,100	$11,010

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	0.43% (Federal Funds Rate + 0.35%)	At Maturity	11/04/21	4,049	$17,442,315	$654,764
Barclays Bank plc	S&P 500 Index	Receive	0.35% (U.S. Secured Overnight Financing Rate + 0.30%)	At Maturity	11/03/21	1,206	5,194,220	163,404
BNP Paribas	S&P 500 Index	Receive	0.14% (1 Month USD LIBOR + 0.05%)	At Maturity	11/04/21	738	3,179,273	127,805
							$25,815,808	$945,973

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE S&P 500® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$7,611,788	$—	$7,611,788
U.S. Treasury Bills	—	999,952	—	999,952
Repurchase Agreements	—	7,823,954	—	7,823,954
Equity Futures Contracts**	11,010	—	—	11,010
Equity Index Swap Agreements**	—	945,973	—	945,973
Total Assets	$11,010	$17,381,667	$—	$17,392,677

**	This derivative is reported as unrealized appreciation/depreciation at period end.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $8,604,073)	$8,611,740
Repurchase agreements, at value (cost $7,823,954)	7,823,954
Segregated cash with broker	34,500
Unrealized appreciation on OTC swap agreements	945,973
Receivables:
Fund shares sold	483,033
Variation margin on futures contracts	8,811
Interest	7,137
Total assets	17,915,148

Liabilities:
Payable for:
Fund shares redeemed	4,148,486
Swap settlement	253,921
Management fees	10,050
Transfer agent and administrative fees	3,004
Distribution and service fees	2,927
Portfolio accounting fees	1,675
Trustees’ fees*	142
Miscellaneous	4,381
Total liabilities	4,424,586
Commitments and contingent liabilities (Note 11)	—
Net assets	$13,490,562

Net assets consist of:
Paid in capital	$247,780,243
Total distributable earnings (loss)	(234,289,681)
Net assets	$13,490,562

A-Class:
Net assets	$879,951
Capital shares outstanding	18,151
Net asset value per share	$48.48
Maximum offering price per share (Net asset value divided by 95.25%)	$50.90

C-Class:
Net assets	$231,868
Capital shares outstanding	5,596
Net asset value per share	$41.43

H-Class:
Net assets	$12,378,743
Capital shares outstanding	254,363
Net asset value per share	$48.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Interest	$11,266
Total investment income	11,266

Expenses:
Management fees	78,023
Distribution and service fees:
A-Class	1,065
C-Class	1,226
H-Class	20,303
Transfer agent and administrative fees	23,996
Portfolio accounting fees	13,005
Registration fees	10,170
Professional fees	2,423
Trustees’ fees*	1,203
Custodian fees	1,081
Miscellaneous	544
Total expenses	153,039
Net investment loss	(141,773)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	96
Swap agreements	(2,621,463)
Futures contracts	(909,219)
Net realized loss	(3,530,586)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,753)
Swap agreements	1,018,859
Futures contracts	26,668
Net change in unrealized appreciation (depreciation)	1,039,774
Net realized and unrealized loss	(2,490,812)
Net decrease in net assets resulting from operations	$(2,632,585)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(141,773)	$(475,944)
Net realized loss on investments	(3,530,586)	(39,115,444)
Net change in unrealized appreciation (depreciation) on investments	1,039,774	(60,802)
Net decrease in net assets resulting from operations	(2,632,585)	(39,652,190)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,770,260	8,098,954
C-Class	784,604	3,182,200
H-Class	533,525,518	931,314,624
Cost of shares redeemed
A-Class	(1,621,348)	(14,614,591)
C-Class	(771,568)	(2,881,093)
H-Class	(531,498,380)	(950,516,374)
Net increase (decrease) from capital share transactions	2,189,086	(25,416,280)
Net decrease in net assets	(443,499)	(65,068,470)

Net assets:
Beginning of period	13,934,061	79,002,531
End of period	$13,490,562	$13,934,061

Capital share activity:
Shares sold
A-Class	36,616	80,445
C-Class	18,410	38,558
H-Class	10,794,551	11,140,219
Shares redeemed
A-Class	(33,847)	(125,441)
C-Class	(18,242)	(35,619)
H-Class	(10,754,606)	(11,332,166)
Net increase (decrease) in shares	42,882	(234,004)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e,f]
Per Share Data
Net asset value, beginning of period	$59.25	$167.99	$182.33	$224.59	$296.28	$421.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)	(.58)	(.50)	.45	(1.95)	(5.05)
Net gain (loss) on investments (realized and unrealized)	(10.38)	(108.16)	(13.54)	(42.71)	(69.74)	(119.75)
Total from investment operations	(10.77)	(108.74)	(14.04)	(42.26)	(71.69)	(124.80)
Less distributions from:
Net investment income	—	—	(.30)	—	—	—
Total distributions	—	—	(.30)	—	—	—
Net asset value, end of period	$48.48	$59.25	$167.99	$182.33	$224.59	$296.28

Total Return[c]	(18.18%)	(64.73%)	(7.66%)	(18.81%)	(24.20%)	(29.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$880	$911	$10,143	$1,664	$1,972	$5,953
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.67%)	(0.28%)	0.23%	(0.74%)	(1.39%)
Total expenses	1.75%	1.81%	1.82%	1.85%	1.76%	1.80%
Portfolio turnover rate	—	—	—	—	53%	78%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e,f]
Per Share Data
Net asset value, beginning of period	$50.84	$145.28	$158.86	$197.04	$262.01	$375.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(.83)	(.75)	(.85)	(3.05)	(7.10)
Net gain (loss) on investments (realized and unrealized)	(8.91)	(93.61)	(12.53)	(37.33)	(61.92)	(106.15)
Total from investment operations	(9.41)	(94.44)	(13.28)	(38.18)	(64.97)	(113.25)
Less distributions from:
Net investment income	—	—	(.30)	—	—	—
Total distributions	—	—	(.30)	—	—	—
Net asset value, end of period	$41.43	$50.84	$145.28	$158.86	$197.04	$262.01

Total Return[c]	(18.51%)	(65.01%)	(8.29%)	(19.39%)	(24.79%)	(30.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$232	$276	$362	$631	$814	$1,567
Ratios to average net assets:
Net investment income (loss)	(2.32%)	(2.43%)	(0.55%)	(0.48%)	(1.40%)	(2.14%)
Total expenses	2.50%	2.55%	2.58%	2.56%	2.52%	2.54%
Portfolio turnover rate	—	—	—	—	53%	78%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e,f]
Per Share Data
Net asset value, beginning of period	$59.45	$168.56	$182.85	$225.22	$297.20	$422.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.55)	— [d]	.50	(1.70)	(5.05)
Net gain (loss) on investments (realized and unrealized)	(10.37)	(108.56)	(13.99)	(42.87)	(70.28)	(120.30)
Total from investment operations	(10.78)	(109.11)	(13.99)	(42.37)	(71.98)	(125.35)
Less distributions from:
Net investment income	—	—	(.30)	—	—	—
Total distributions	—	—	(.30)	—	—	—
Net asset value, end of period	$48.67	$59.45	$168.56	$182.85	$225.22	$297.20

Total Return	(18.13%)	(64.73%)	(7.62%)	(18.81%)	(24.23%)	(29.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,379	$12,747	$68,498	$18,789	$25,544	$27,516
Ratios to average net assets:
Net investment income (loss)	(1.63%)	(1.65%)	0.01%	0.25%	(0.67%)	(1.40%)
Total expenses	1.76%	1.81%	1.84%	1.84%	1.76%	1.80%
Portfolio turnover rate	—	—	—	—	53%	78%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net investment income is less than $0.01 per share.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.
[f]	Reverse share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect at 1:4 reverse share split effective November 7, 2016.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	9.5%
Microsoft Corp.	8.6%
Amazon.com, Inc.	6.7%
Tesla, Inc.	3.9%
Alphabet, Inc. — Class C	3.5%
Facebook, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.3%
NVIDIA Corp.	3.2%
PayPal Holdings, Inc.	1.9%
Adobe, Inc.	1.7%
Top Ten Total	45.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	23.91%	57.60%	45.39%	40.47%
A-Class Shares with sales charge‡	18.02%	50.11%	43.98%	39.79%
C-Class Shares	23.44%	56.40%	44.29%	39.40%
C-Class Shares with CDSC§	22.44%	55.40%	44.29%	39.40%
H-Class Shares	23.91%	57.60%	45.38%	40.45%
NASDAQ-100 Index	12.60%	29.58%	25.93%	22.65%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 86.0%

Technology - 38.2%
Apple, Inc.	581,277	$82,250,696
Microsoft Corp.	264,258	74,499,615
NVIDIA Corp.	133,777	27,713,243
Adobe, Inc.*	25,492	14,676,254
Intel Corp.	217,093	11,566,715
Broadcom, Inc.	21,954	10,646,153
Texas Instruments, Inc.	49,402	9,495,559
Intuit, Inc.	14,623	7,889,255
QUALCOMM, Inc.	60,360	7,785,233
Advanced Micro Devices, Inc.*	64,906	6,678,827
Applied Materials, Inc.	48,317	6,219,848
Analog Devices, Inc.	28,757	4,816,222
Lam Research Corp.	7,596	4,323,263
Micron Technology, Inc.	60,240	4,275,835
Fiserv, Inc.*	35,436	3,844,806
Zoom Video Communications, Inc. — Class A*	12,883	3,368,904
Autodesk, Inc.*	11,774	3,357,592
ASML Holding N.V. — Class G	4,358	3,247,189
Activision Blizzard, Inc.	41,616	3,220,662
Atlassian Corporation plc — Class A*	7,348	2,876,154
NXP Semiconductor N.V.	14,188	2,779,004
KLA Corp.	8,173	2,733,950
DocuSign, Inc.*	10,426	2,683,965
Marvell Technology, Inc.	44,072	2,657,982
Crowdstrike Holdings, Inc. — Class A*	10,662	2,620,506
Workday, Inc. — Class A*	10,220	2,553,876
Synopsys, Inc.*	8,160	2,443,186
Microchip Technology, Inc.	14,665	2,250,931
Cadence Design Systems, Inc.*	14,811	2,242,978
Electronic Arts, Inc.	15,228	2,166,183
Paychex, Inc.	19,256	2,165,337
Cognizant Technology Solutions Corp. — Class A	28,126	2,087,231
Xilinx, Inc.*	13,242	1,999,410
ANSYS, Inc.*	4,669	1,589,561
Skyworks Solutions, Inc.	8,837	1,456,161
NetEase, Inc. ADR	16,097	1,374,684
Splunk, Inc.*	8,771	1,269,251
Cerner Corp.	15,817	1,115,415
Check Point Software Technologies Ltd.*	7,106	803,262
Total Technology		331,744,898

Communications - 26.6%
Amazon.com, Inc.*	17,809	58,503,277
Alphabet, Inc. — Class C*	11,259	30,008,725
Facebook, Inc. — Class A*	83,825	28,449,367
Alphabet, Inc. — Class A*	10,587	28,304,556
Netflix, Inc.*	23,684	14,455,293
Comcast Corp. — Class A	245,094	13,708,107
Cisco Systems, Inc.	225,505	12,274,237
T-Mobile US, Inc.*	66,780	8,531,813
Charter Communications, Inc. — Class A*	9,837	7,157,008
Booking Holdings, Inc.*	2,197	5,215,392
MercadoLibre, Inc.*	2,660	4,467,204
JD.com, Inc. ADR*	42,240	3,051,418
eBay, Inc.	34,785	2,423,471
Match Group, Inc.*	14,812	2,325,336
Baidu, Inc. ADR*	13,521	2,078,854
Pinduoduo, Inc. ADR*	20,441	1,853,385
Okta, Inc.*	7,676	1,821,822
CDW Corp.	7,358	1,339,303
Sirius XM Holdings, Inc.[1]	216,742	1,322,126
VeriSign, Inc.*	5,987	1,227,395
Trip.com Group Ltd. ADR*	28,257	868,903
Fox Corp. — Class A	17,305	694,104
Fox Corp. — Class B	13,451	499,301
Total Communications		230,580,397

Consumer, Non-cyclical - 11.1%
PayPal Holdings, Inc.*	62,876	16,360,964
PepsiCo, Inc.	73,957	11,123,872
Moderna, Inc.*	21,600	8,312,976
Amgen, Inc.	30,386	6,461,583
Intuitive Surgical, Inc.*	6,368	6,330,747
Gilead Sciences, Inc.	67,093	4,686,446
Automatic Data Processing, Inc.	22,639	4,525,989
Mondelez International, Inc. — Class A	74,798	4,351,748
Regeneron Pharmaceuticals, Inc.*	5,624	3,403,532
Illumina, Inc.*	8,374	3,396,578
IDEXX Laboratories, Inc.*	4,553	2,831,511
Dexcom, Inc.*	5,177	2,831,094
Align Technology, Inc.*	4,228	2,813,438
Keurig Dr Pepper, Inc.	75,851	2,591,070
Vertex Pharmaceuticals, Inc.*	13,883	2,518,238
Monster Beverage Corp.*	28,301	2,513,978
Kraft Heinz Co.	65,464	2,410,384
Biogen, Inc.*	7,975	2,256,845
Cintas Corp.	5,510	2,097,437
Verisk Analytics, Inc. — Class A	8,634	1,729,131
Seagen, Inc.*	9,736	1,653,173
Incyte Corp.*	11,817	812,773
Total Consumer, Non-cyclical		96,013,507

Consumer, Cyclical - 8.1%
Tesla, Inc.*	43,595	33,807,050
Costco Wholesale Corp.	23,655	10,629,374
Starbucks Corp.	63,095	6,960,009
Lululemon Athletica, Inc.*	6,687	2,706,229
Marriott International, Inc. — Class A*	17,426	2,580,616
O’Reilly Automotive, Inc.*	3,691	2,255,423
Walgreens Boots Alliance, Inc.	46,286	2,177,756
Ross Stores, Inc.	19,110	2,080,124
Copart, Inc.*	12,660	1,756,195
Fastenal Co.	30,755	1,587,266
PACCAR, Inc.	18,579	1,466,255
Peloton Interactive, Inc. — Class A*	14,529	1,264,750
Dollar Tree, Inc.*	12,035	1,151,990
Total Consumer, Cyclical		70,423,037

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Industrial - 1.3%
Honeywell International, Inc.	36,943	$7,842,260
CSX Corp.	120,639	3,587,804
Total Industrial		11,430,064

Utilities - 0.7%
Exelon Corp.	52,325	2,529,391
American Electric Power Company, Inc.	26,769	2,173,107
Xcel Energy, Inc.	28,812	1,800,750
Total Utilities		6,503,248

Total Common Stocks
(Cost $385,661,342)		746,695,151

	Face Amount
U.S. TREASURY BILLS†† - 8.1%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	$28,350,000	28,348,628
0.05% due 12/09/21[2,3]	19,200,000	19,199,071
0.04% due 10/07/21[3,4]	17,578,000	17,577,907
0.03% due 12/09/21[2,3]	5,000,000	4,999,758
Total U.S. Treasury Bills
(Cost $70,123,766)		70,125,364
REPURCHASE AGREEMENTS††,5 - 6.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[2]	30,806,415	30,806,415
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[2]	11,969,863	11,969,863
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[2]	11,969,863	11,969,863
Total Repurchase Agreements
(Cost $54,746,141)		54,746,141

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	927,919	927,919
Total Securities Lending Collateral
(Cost $927,919)		927,919

Total Investments - 100.5%
(Cost $511,459,168)		$872,494,575
Other Assets & Liabilities, net - (0.5)%		(4,410,630)
Total Net Assets - 100.0%		$868,083,945

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	764	Dec 2021	$224,260,740	$(10,498,342)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	11/04/21	4,422	$64,955,627	$(3,323,627)
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	11/04/21	9,142	134,296,678	(6,354,438)
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	38,517	565,803,407	(26,115,984)
							$765,055,712	$(35,794,049)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$746,695,151	$—	$—	$746,695,151
U.S. Treasury Bills	—	70,125,364	—	70,125,364
Repurchase Agreements	—	54,746,141	—	54,746,141
Securities Lending Collateral	927,919	—	—	927,919
Total Assets	$747,623,070	$124,871,505	$—	$872,494,575

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,498,342	$—	$—	$10,498,342
Equity Index Swap Agreements**	—	35,794,049	—	35,794,049
Total Liabilities	$10,498,342	$35,794,049	$—	$46,292,391

**	This derivative is reported as unrealized appreciation/depreciation at period end.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $905,649 of securities loaned (cost $456,713,027)	$817,748,434
Repurchase agreements, at value (cost $54,746,141)	54,746,141
Segregated cash with broker	30,768,392
Receivables:
Securities sold	7,928,525
Fund shares sold	5,662,075
Dividends	107,020
Securities lending income	195
Interest	59
Total assets	916,960,841

Liabilities:
Unrealized depreciation on OTC swap agreements	35,794,049
Payable for:
Fund shares redeemed	8,254,542
Swap settlement	1,372,904
Variation margin on futures contracts	1,004,391
Return of securities lending collateral	927,919
Management fees	701,040
Transfer agent and administrative fees	209,535
Distribution and service fees	205,855
Portfolio accounting fees	116,841
Trustees’ fees*	8,222
Miscellaneous	281,598
Total liabilities	48,876,896
Commitments and contingent liabilities (Note 11)	—
Net assets	$868,083,945

Net assets consist of:
Paid in capital	$437,456,310
Total distributable earnings (loss)	430,627,635
Net assets	$868,083,945

A-Class:
Net assets	$96,961,107
Capital shares outstanding	232,782
Net asset value per share	$416.53
Maximum offering price per share (Net asset value divided by 95.25%)	$437.30

C-Class:
Net assets	$16,294,619
Capital shares outstanding	52,057
Net asset value per share	$313.01

H-Class:
Net assets	$754,828,219
Capital shares outstanding	1,812,867
Net asset value per share	$416.37

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $2,525)	$2,494,635
Interest	12,389
Income from securities lending, net	1,074
Total investment income	2,508,098

Expenses:
Management fees	3,730,011
Distribution and service fees:
A-Class	120,625
C-Class	85,511
H-Class	894,113
Transfer agent and administrative fees	1,145,349
Portfolio accounting fees	621,672
Registration fees	428,131
Professional fees	126,371
Trustees’ fees*	53,250
Custodian fees	51,281
Line of credit fees	497
Interest expense	22
Miscellaneous	225,959
Total expenses	7,482,792
Net investment loss	(4,974,694)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,755,041)
Swap agreements	109,999,715
Futures contracts	37,197,007
Net realized gain	140,441,681
Net change in unrealized appreciation (depreciation) on:
Investments	77,842,745
Swap agreements	(41,065,784)
Futures contracts	(11,865,308)
Net change in unrealized appreciation (depreciation)	24,911,653
Net realized and unrealized gain	165,353,334
Net increase in net assets resulting from operations	$160,378,640

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,974,694)	$(6,995,804)
Net realized gain on investments	140,441,681	303,337,713
Net change in unrealized appreciation (depreciation) on investments	24,911,653	204,940,593
Net increase in net assets resulting from operations	160,378,640	501,282,502

Distributions to shareholders:
A-Class	—	(6,481,536)
C-Class	—	(1,996,031)
H-Class	—	(50,445,535)
Total distributions to shareholders	—	(58,923,102)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,626,853	34,083,074
C-Class	2,597,863	8,680,524
H-Class	2,037,755,773	2,993,031,338
Distributions reinvested
A-Class	—	6,302,558
C-Class	—	1,846,251
H-Class	—	46,281,765
Cost of shares redeemed
A-Class	(12,515,276)	(35,241,639)
C-Class	(5,321,807)	(14,851,944)
H-Class	(1,987,241,628)	(3,137,563,806)
Net increase (decrease) from capital share transactions	45,901,778	(97,431,879)
Net increase in net assets	206,280,418	344,927,521

Net assets:
Beginning of period	661,803,527	316,876,006
End of period	$868,083,945	$661,803,527

Capital share activity:
Shares sold
A-Class	26,595	126,898
C-Class	8,299	43,208
H-Class	5,021,081	10,901,611
Shares issued from reinvestment of distributions
A-Class	—	19,654
C-Class	—	7,617
H-Class	—	144,387
Shares redeemed
A-Class	(30,631)	(132,650)
C-Class	(17,546)	(71,248)
H-Class	(4,894,515)	(11,312,791)
Net increase (decrease) in shares	113,283	(273,314)

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$336.16	$141.52	$150.26	$128.26	$103.59	$73.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.42)	(3.18)	(1.16)	(.83)	(.92)	(.73)
Net gain (loss) on investments (realized and unrealized)	82.79	227.34	2.39	22.83	43.11	32.64
Total from investment operations	80.37	224.16	1.23	22.00	42.19	31.91
Less distributions from:
Net realized gains	—	(29.52)	(9.97)	—	(17.52)	(1.35)
Total distributions	—	(29.52)	(9.97)	—	(17.52)	(1.35)
Net asset value, end of period	$416.53	$336.16	$141.52	$150.26	$128.26	$103.59

Total Return[c]	23.91%	159.40%	(0.76%)	17.15%	40.91%	44.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96,961	$79,610	$31,547	$36,252	$22,376	$15,489
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.13%)	(0.67%)	(0.59%)	(0.73%)	(0.89%)
Total expenses	1.79%	1.84%	1.87%	1.89%	1.79%	1.83%
Portfolio turnover rate	97%	251%	237%	113%	217%	167%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$253.57	$110.50	$119.88	$103.10	$86.38	$61.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.95)	(4.02)	(1.92)	(1.55)	(1.52)	(1.12)
Net gain (loss) on investments (realized and unrealized)	62.39	176.61	2.51	18.33	35.76	27.30
Total from investment operations	59.44	172.59	.59	16.78	34.24	26.18
Less distributions from:
Net realized gains	—	(29.52)	(9.97)	—	(17.52)	(1.35)
Total distributions	—	(29.52)	(9.97)	—	(17.52)	(1.35)
Net asset value, end of period	$313.01	$253.57	$110.50	$119.88	$103.10	$86.38

Total Return[c]	23.44%	157.42%	(1.50%)	16.28%	39.81%	43.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,295	$15,545	$9,030	$13,978	$23,110	$21,656
Ratios to average net assets:
Net investment income (loss)	(1.94%)	(1.88%)	(1.42%)	(1.36%)	(1.48%)	(1.64%)
Total expenses	2.54%	2.59%	2.63%	2.60%	2.54%	2.58%
Portfolio turnover rate	97%	251%	237%	113%	217%	167%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$336.03	$141.47	$150.21	$128.21	$103.59	$73.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.42)	(3.14)	(1.14)	(.85)	(.90)	(.72)
Net gain (loss) on investments (realized and unrealized)	82.76	227.22	2.37	22.85	43.04	32.64
Total from investment operations	80.34	224.08	1.23	22.00	42.14	31.92
Less distributions from:
Net realized gains	—	(29.52)	(9.97)	—	(17.52)	(1.35)
Total distributions	—	(29.52)	(9.97)	—	(17.52)	(1.35)
Net asset value, end of period	$416.37	$336.03	$141.47	$150.21	$128.21	$103.59

Total Return	23.91%	159.40%	(0.76%)	17.16%	40.86%	44.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$754,828	$566,649	$276,299	$385,119	$412,179	$257,154
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.13%)	(0.66%)	(0.59%)	(0.72%)	(0.87%)
Total expenses	1.79%	1.84%	1.87%	1.87%	1.79%	1.83%
Portfolio turnover rate	97%	251%	237%	113%	217%	167%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 5:1 share split effective October 31, 2016.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(24.15%)	(47.63%)	(44.54%)	(40.38%)
A-Class Shares with sales charge‡	(27.75%)	(50.12%)	(45.07%)	(40.67%)
C-Class Shares	(24.43%)	(48.03%)	(44.91%)	(40.82%)
C-Class Shares with CDSC§	(25.19%)	(48.55%)	(44.91%)	(40.82%)
H-Class Shares	(24.14%)	(47.64%)	(44.54%)	(40.37%)
NASDAQ-100 Index	12.60%	29.58%	25.93%	22.65%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 53.0%
Federal Farm Credit Bank
0.24% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.00%) due 10/04/21[1]	$2,000,000	$2,000,038
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[1]	1,000,000	999,748
0.31%(3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	500,000	500,820
0.33% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	500,000	500,748
0.44%(U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	300,000	300,673
Federal Home Loan Bank
0.09%(1 Month USD LIBOR, Rate Floor: 0.00%) due 10/20/21[1]	1,000,000	1,000,042
4.00% due 12/24/30	250,000	252,138
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	500,000	500,496
Total Federal Agency Notes
(Cost $6,051,968)		6,054,703

FEDERAL AGENCY DISCOUNT NOTES†† - 35.0%
Federal Farm Credit Bank
0.00% due 10/01/21[2]	4,000,000	4,000,000
Total Federal Agency Discount Notes
(Cost $4,000,000)		4,000,000

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	300,000	299,986
Total U.S. Treasury Bills
(Cost $299,978)		299,986

REPURCHASE AGREEMENTS††,4 - 20.9%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	1,345,851	1,345,851
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	522,932	522,932
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	522,931	522,931
Total Repurchase Agreements
(Cost $2,391,714)		2,391,714

Total Investments - 111.6%
(Cost $12,743,660)		$12,746,403
Other Assets & Liabilities, net - (11.6)%		(1,324,257)
Total Net Assets - 100.0%		$11,422,146

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	4	Dec 2021	$1,174,140	$49,058

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	0.24% (1 Month USD LIBOR + 0.15%)	At Maturity	11/04/21	1,217	$17,881,055	$735,710
Barclays Bank plc	NASDAQ-100 Index	Receive	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	11/03/21	184	2,705,885	127,702
Goldman Sachs International	NASDAQ-100 Index	Receive	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	73	1,068,734	25,164
							$21,655,674	$888,576

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE NASDAQ-100® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$6,054,703	$—	$6,054,703
Federal Agency Discount Notes	—	4,000,000	—	4,000,000
U.S. Treasury Bills	—	299,986	—	299,986
Repurchase Agreements	—	2,391,714	—	2,391,714
Equity Futures Contracts**	49,058	—	—	49,058
Equity Index Swap Agreements**	—	888,576	—	888,576
Total Assets	$49,058	$13,634,979	$—	$13,684,037

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $10,351,946)	$10,354,689
Repurchase agreements, at value (cost $2,391,714)	2,391,714
Segregated cash with broker	85,000
Unrealized appreciation on OTC swap agreements	888,576
Receivables:
Fund shares sold	403,002
Swap settlement	149,530
Interest	3,958
Variation margin on futures contracts	3,466
Total assets	14,279,935

Liabilities:
Payable for:
Fund shares redeemed	2,838,020
Management fees	7,976
Distribution and service fees	2,435
Transfer agent and administrative fees	2,384
Portfolio accounting fees	1,329
Trustees’ fees*	99
Miscellaneous	5,546
Total liabilities	2,857,789
Commitments and contingent liabilities (Note 11)	—
Net assets	$11,422,146

Net assets consist of:
Paid in capital	$138,253,315
Total distributable earnings (loss)	(126,831,169)
Net assets	$11,422,146

A-Class:
Net assets	$891,674
Capital shares outstanding	22,692
Net asset value per share	$39.29
Maximum offering price per share (Net asset value divided by 95.25%)	$41.25

C-Class:
Net assets	$404,328
Capital shares outstanding	11,959
Net asset value per share	$33.81

H-Class:
Net assets	$10,126,144
Capital shares outstanding	257,533
Net asset value per share	$39.32

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Interest	$5,220
Total investment income	5,220

Expenses:
Management fees	49,634
Distribution and service fees:
A-Class	490
C-Class	1,830
H-Class	12,842
Transfer agent and administrative fees	15,307
Portfolio accounting fees	8,273
Registration fees	6,740
Professional fees	1,321
Trustees’ fees*	969
Custodian fees	685
Interest expense	14
Miscellaneous	2,069
Total expenses	100,174
Net investment loss	(94,954)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	74
Swap agreements	(1,993,770)
Futures contracts	(122,881)
Net realized loss	(2,116,577)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,125)
Swap agreements	380,642
Futures contracts	79,233
Net change in unrealized appreciation (depreciation)	457,750
Net realized and unrealized loss	(1,658,827)
Net decrease in net assets resulting from operations	$(1,753,781)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(94,954)	$(202,797)
Net realized loss on investments	(2,116,577)	(12,084,187)
Net change in unrealized appreciation (depreciation) on investments	457,750	312,583
Net decrease in net assets resulting from operations	(1,753,781)	(11,974,401)

Distributions to shareholders:
A-Class	—	(938)
C-Class	—	(153)
H-Class	—	(17,348)
Total distributions to shareholders	—	(18,439)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,683,422	5,879,937
C-Class	3,151,477	3,487,948
H-Class	450,149,086	961,589,206
Distributions reinvested
A-Class	—	930
C-Class	—	142
H-Class	—	16,589
Cost of shares redeemed
A-Class	(1,023,552)	(5,405,150)
C-Class	(2,894,821)	(3,185,892)
H-Class	(444,617,130)	(956,184,542)
Net increase from capital share transactions	6,448,482	6,199,168
Net increase (decrease) in net assets	4,694,701	(5,793,672)

Net assets:
Beginning of period	6,727,445	12,521,117
End of period	$11,422,146	$6,727,445

Capital share activity:
Shares sold
A-Class	42,229	78,505
C-Class	88,054	55,690
H-Class	10,989,857	12,689,258
Shares issued from reinvestment of distributions
A-Class	—	16
C-Class	—	3
H-Class	—	284
Shares redeemed
A-Class	(25,339)	(74,449)
C-Class	(81,397)	(50,789)
H-Class	(10,851,736)	(12,635,690)
Net increase in shares	161,668	62,828

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d,e]
Per Share Data
Net asset value, beginning of period	$51.80	$185.07	$270.16	$375.67	$588.59	$929.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.48)	.40	.90	(3.00)	(10.30)
Net gain (loss) on investments (realized and unrealized)	(12.18)	(132.65)	(85.39)	(106.41)[f]	(209.92)	(330.36)
Total from investment operations	(12.51)	(133.13)	(84.99)	(105.51)	(212.92)	(340.66)
Less distributions from:
Net investment income	—	(.14)	(.10)	—	—	—
Total distributions	—	(.14)	(.10)	—	—	—
Net asset value, end of period	$39.29	$51.80	$185.07	$270.16	$375.67	$588.59

Total Return[c]	(24.15%)	(71.95%)	(31.48%)	(28.08%)	(36.16%)	(36.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$892	$301	$320	$1,342	$256	$155
Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.69%)	0.17%	0.29%	(0.66%)	(1.31%)
Total expenses	1.76%	1.81%	1.87%	1.90%	1.81%	1.93%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d,e]
Per Share Data
Net asset value, beginning of period	$44.74	$161.13	$236.63	$331.26	$522.61	$827.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	(.48)	(1.00)	(1.30)	(6.30)	(14.80)
Net gain (loss) on investments (realized and unrealized)	(10.50)	(115.77)	(74.40)	(93.33)[f]	(185.05)	(290.11)
Total from investment operations	(10.93)	(116.25)	(75.40)	(94.63)	(191.35)	(304.91)
Less distributions from:
Net investment income	—	(.14)	(.10)	—	—	—
Total distributions	—	(.14)	(.10)	—	—	—
Net asset value, end of period	$33.81	$44.74	$161.13	$236.63	$331.26	$522.61

Total Return[c]	(24.43%)	(72.15%)	(31.89%)	(28.58%)	(36.61%)	(36.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$404	$237	$64	$233	$219	$285
Ratios to average net assets:
Net investment income (loss)	(2.41%)	(2.44%)	(0.54%)	(0.49%)	(1.44%)	(2.09%)
Total expenses	2.51%	2.55%	2.63%	2.58%	2.49%	2.56%
Portfolio turnover rate	—	—	—	—	—	—

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d,e]
Per Share Data
Net asset value, beginning of period	$51.83	$185.13	$270.31	$376.26	$589.53	$928.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(.36)	.20	.80	(3.00)	(10.20)
Net gain (loss) on investments (realized and unrealized)	(12.17)	(132.80)	(85.28)	(106.75)[f]	(210.27)	(328.87)
Total from investment operations	(12.51)	(133.16)	(85.08)	(105.95)	(213.27)	(339.07)
Less distributions from:
Net investment income	—	(.14)	(.10)	—	—	—
Total distributions	—	(.14)	(.10)	—	—	—
Net asset value, end of period	$39.32	$51.83	$185.13	$270.31	$376.26	$589.53

Total Return	(24.14%)	(71.93%)	(31.50%)	(28.17%)	(36.17%)	(36.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,126	$6,190	$12,137	$11,636	$13,073	$20,270
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.70%)	0.10%	0.25%	(0.67%)	(1.32%)
Total expenses	1.79%	1.85%	1.87%	1.88%	1.80%	1.83%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 10, 2020.
[e]	Reverse share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 31, 2016.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
UnitedHealth Group, Inc.	6.8%
Goldman Sachs Group, Inc.	6.6%
Home Depot, Inc.	5.7%
Microsoft Corp.	4.9%
salesforce.com, Inc.	4.8%
McDonald’s Corp.	4.2%
Visa, Inc. — Class A	3.9%
Boeing Co.	3.9%
Amgen, Inc.	3.7%
Honeywell International, Inc.	3.7%
Top Ten Total	48.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.13%	48.08%	23.88%	23.76%
A-Class Shares with sales charge‡	0.14%	41.05%	22.68%	23.16%
C-Class Shares	4.73%	47.00%	22.97%	22.84%
C-Class Shares with CDSC§	3.73%	46.00%	22.97%	22.84%
H-Class Shares	5.13%	48.10%	23.88%	23.74%
Dow Jones Industrial Average Index	3.54%	24.15%	15.68%	14.72%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 89.9%

Financial - 19.0%
Goldman Sachs Group, Inc.	7,237	$2,735,803
Visa, Inc. — Class A	7,237	1,612,042
American Express Co.	7,237	1,212,414
JPMorgan Chase & Co.	7,237	1,184,625
Travelers Companies, Inc.	7,237	1,100,096
Total Financial		7,844,980

Consumer, Non-cyclical - 18.0%
UnitedHealth Group, Inc.	7,237	2,827,785
Amgen, Inc.	7,237	1,538,948
Johnson & Johnson	7,237	1,168,776
Procter & Gamble Co.	7,237	1,011,733
Merck & Company, Inc.	7,237	543,571
Coca-Cola Co.	7,237	379,725
Total Consumer, Non-cyclical		7,470,538

Consumer, Cyclical - 15.8%
Home Depot, Inc.	7,237	2,375,618
McDonald’s Corp.	7,237	1,744,913
NIKE, Inc. — Class B	7,237	1,051,029
Walmart, Inc.	7,237	1,008,693
Walgreens Boots Alliance, Inc.	7,237	340,501
Total Consumer, Cyclical		6,520,754

Technology - 15.5%
Microsoft Corp.	7,237	2,040,255
salesforce.com, Inc.*	7,237	1,962,819
Apple, Inc.	7,237	1,024,036
International Business Machines Corp.	7,237	1,005,436
Intel Corp.	7,237	385,587
Total Technology		6,418,133

Industrial - 14.0%
Boeing Co.*	7,237	1,591,706
Honeywell International, Inc.	7,237	1,536,270
Caterpillar, Inc.	7,237	1,389,287
3M Co.	7,237	1,269,515
Total Industrial		5,786,778

Communications - 4.8%
Walt Disney Co.*	7,237	1,224,284
Cisco Systems, Inc.	7,237	393,910
Verizon Communications, Inc.	7,237	390,870
Total Communications		2,009,064

Energy - 1.8%
Chevron Corp.	7,237	734,194

Basic Materials - 1.0%
Dow, Inc.	7,237	416,562

Total Common Stocks
(Cost $24,298,869)		37,201,003

	Face Amount
U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
0.04% due 12/09/21[1,2]	$2,100,000	2,099,898
0.04% due 10/07/21[1,2]	263,000	262,999
0.05% due 12/09/21[1,3]	100,000	99,995
Total U.S. Treasury Bills
(Cost $2,462,835)		2,462,892

REPURCHASE AGREEMENTS††,4 - 4.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	1,050,085	1,050,085
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	408,012	408,012
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	408,011	408,011
Total Repurchase Agreements
(Cost $1,866,108)		1,866,108

Total Investments - 100.4%
(Cost $28,627,812)		$41,530,003
Other Assets & Liabilities, net - (0.4)%		(166,410)
Total Net Assets - 100.0%		$41,363,593

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	1	Dec 2021	$168,545	$(332)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	680	$23,005,266	$(471,174)
BNP Paribas	Dow Jones Industrial Average Index	Pay	0.59% (1 Month USD LIBOR + 0.50%)	At Maturity	11/04/21	651	22,024,510	(514,290)
							$45,029,776	$(985,464)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,201,003	$—	$—	$37,201,003
U.S. Treasury Bills	—	2,462,892	—	2,462,892
Repurchase Agreements	—	1,866,108	—	1,866,108
Total Assets	$37,201,003	$4,329,000	$—	$41,530,003

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$332	$—	$—	$332
Equity Index Swap Agreements**	—	985,464	—	985,464
Total Liabilities	$332	$985,464	$—	$985,796

**	This derivative is reported as unrealized appreciation/depreciation at period end.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $26,761,704)	$39,663,895
Repurchase agreements, at value (cost $1,866,108)	1,866,108
Segregated cash with broker	271,000
Receivables:
Fund shares sold	1,429,855
Dividends	10,440
Total assets	43,241,298

Liabilities:
Unrealized depreciation on OTC swap agreements	985,464
Payable for:
Fund shares redeemed	555,089
Swap settlement	251,984
Management fees	33,902
Distribution and service fees	10,851
Transfer agent and administrative fees	10,133
Portfolio accounting fees	5,650
Variation margin on futures contracts	2,780
Trustees’ fees*	429
Miscellaneous	21,423
Total liabilities	1,877,705
Commitments and contingent liabilities (Note 11)	—
Net assets	$41,363,593

Net assets consist of:
Paid in capital	$25,674,154
Total distributable earnings (loss)	15,689,439
Net assets	$41,363,593

A-Class:
Net assets	$11,251,156
Capital shares outstanding	83,255
Net asset value per share	$135.14
Maximum offering price per share (Net asset value divided by 95.25%)	$141.88

C-Class:
Net assets	$2,121,432
Capital shares outstanding	18,229
Net asset value per share	$116.38

H-Class:
Net assets	$27,991,005
Capital shares outstanding	207,837
Net asset value per share	$134.68

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$416,982
Interest	951
Total investment income	417,933

Expenses:
Management fees	235,322
Distribution and service fees:
A-Class	14,862
C-Class	11,756
H-Class	47,568
Transfer agent and administrative fees	72,324
Portfolio accounting fees	39,221
Registration fees	28,834
Professional fees	7,587
Trustees’ fees*	3,400
Custodian fees	3,245
Miscellaneous	13,462
Total expenses	477,581
Net investment loss	(59,648)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(38,883)
Swap agreements	4,445,417
Futures contracts	424,807
Net realized gain	4,831,341
Net change in unrealized appreciation (depreciation) on:
Investments	1,243,729
Swap agreements	(2,682,719)
Futures contracts	(74,394)
Net change in unrealized appreciation (depreciation)	(1,513,384)
Net realized and unrealized gain	3,317,957
Net increase in net assets resulting from operations	$3,258,309

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(59,648)	$(50,766)
Net realized gain on investments	4,831,341	17,465,931
Net change in unrealized appreciation (depreciation) on investments	(1,513,384)	11,684,446
Net increase in net assets resulting from operations	3,258,309	29,099,611

Capital share transactions:
Proceeds from sale of shares
A-Class	7,089,180	8,442,837
C-Class	1,363,356	2,261,885
H-Class	266,434,708	415,900,215
Cost of shares redeemed
A-Class	(7,296,188)	(9,855,282)
C-Class	(1,278,000)	(3,198,742)
H-Class	(287,539,500)	(407,198,193)
Net increase (decrease) from capital share transactions	(21,226,444)	6,352,720
Net increase (decrease) in net assets	(17,968,135)	35,452,331

Net assets:
Beginning of period	59,331,728	23,879,397
End of period	$41,363,593	$59,331,728

Capital share activity:
Shares sold
A-Class	50,179	94,910
C-Class	11,415	28,887
H-Class	1,898,898	4,530,335
Shares redeemed
A-Class	(51,607)	(108,739)
C-Class	(10,575)	(39,290)
H-Class	(2,054,134)	(4,454,526)
Net increase (decrease) in shares	(155,824)	51,577

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$128.55	$58.38	$93.69	$83.19	$64.70	$47.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.08)	.44	.34	.26	.02
Net gain (loss) on investments (realized and unrealized)	6.74	70.25	(32.14)	10.16	22.94	18.03
Total from investment operations	6.59	70.17	(31.70)	10.50	23.20	18.05
Less distributions from:
Net investment income	—	—	(.39)	—	(.13)	—
Net realized gains	—	—	(3.22)	—	(4.58)	(.35)
Total distributions	—	—	(3.61)	—	(4.71)	(.35)
Net asset value, end of period	$135.14	$128.55	$58.38	$93.69	$83.19	$64.70

Total Return[c]	5.13%	120.20%	(35.58%)	12.62%	35.39%	38.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,251	$10,886	$5,752	$10,799	$11,055	$8,686
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.08%)	0.45%	0.39%	0.34%	0.04%
Total expenses	1.79%	1.84%	1.87%	1.87%	1.80%	1.86%
Portfolio turnover rate	135%	172%	126%	239%	223%	350%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$111.12	$50.84	$82.59	$73.88	$58.24	$42.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	(.64)	(.28)	(.26)	(.35)	(.32)
Net gain (loss) on investments (realized and unrealized)	5.84	60.92	(27.86)	8.97	20.70	16.27
Total from investment operations	5.26	60.28	(28.14)	8.71	20.35	15.95
Less distributions from:
Net investment income	—	—	(.39)	—	(.13)	—
Net realized gains	—	—	(3.22)	—	(4.58)	(.35)
Total distributions	—	—	(3.61)	—	(4.71)	(.35)
Net asset value, end of period	$116.38	$111.12	$50.84	$82.59	$73.88	$58.24

Total Return[c]	4.73%	118.57%	(36.06%)	11.79%	34.41%	37.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,121	$1,932	$1,413	$2,284	$3,465	$2,593
Ratios to average net assets:
Net investment income (loss)	(0.95%)	(0.81%)	(0.32%)	(0.34%)	(0.49%)	(0.68%)
Total expenses	2.54%	2.59%	2.62%	2.61%	2.54%	2.60%
Portfolio turnover rate	135%	172%	126%	239%	223%	350%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$128.11	$58.19	$93.39	$82.92	$64.50	$46.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.08)	.43	.32	.14	—
Net gain (loss) on investments (realized and unrealized)	6.70	70.00	(32.02)	10.15	22.99	17.99
Total from investment operations	6.57	69.92	(31.59)	10.47	23.13	17.99
Less distributions from:
Net investment income	—	—	(.39)	—	(.13)	—
Net realized gains	—	—	(3.22)	—	(4.58)	(.35)
Total distributions	—	—	(3.61)	—	(4.71)	(.35)
Net asset value, end of period	$134.68	$128.11	$58.19	$93.39	$82.92	$64.50

Total Return	5.13%	120.16%	(35.58%)	12.63%	35.37%	38.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,991	$46,513	$16,715	$33,340	$46,021	$23,055
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.09%)	0.43%	0.36%	0.18%	—
Total expenses	1.79%	1.84%	1.88%	1.87%	1.80%	1.86%
Portfolio turnover rate	135%	172%	126%	239%	223%	350%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(9.20%)	(39.68%)	(32.64%)	(30.41%)
A-Class Shares with sales charge‡	(13.51%)	(42.55%)	(33.30%)	(30.75%)
C-Class Shares	(9.58%)	(40.16%)	(33.15%)	(30.95%)
C-Class Shares with CDSC§	(10.49%)	(40.76%)	(33.15%)	(30.95%)
H-Class Shares	(9.29%)	(39.71%)	(32.64%)	(30.40%)
Dow Jones Industrial Average Index	3.54%	24.15%	15.68%	14.72%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 19.4%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	$500,000	$500,843
0.33% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	400,000	400,598
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	180,000	180,404
Federal Home Loan Bank
4.00% due 12/24/30	125,000	126,069
Total Federal Agency Notes
(Cost $1,206,100)		1,207,914

U.S. TREASURY BILLS†† - 8.9%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	400,000	399,980
0.03% due 12/09/21[2,3]	100,000	99,995
0.04% due 10/07/21[3,4]	55,000	55,000
Total U.S. Treasury Bills
(Cost $554,965)		554,975

REPURCHASE AGREEMENTS††,5 - 59.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[2]	2,102,912	2,102,912
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[2]	817,088	817,088
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[2]	817,088	817,088
Total Repurchase Agreements
(Cost $3,737,088)		3,737,088

Total Investments - 88.1%
(Cost $5,498,153)		$5,499,977
Other Assets & Liabilities, net - 11.9%		745,819
Total Net Assets - 100.0%		$6,245,796

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	3	Dec 2021	$505,635	$6,200

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	0.30% (U.S. Secured Overnight Financing Rate + 0.25%)	At Maturity	11/03/21	234	$7,927,685	$144,559
BNP Paribas	Dow Jones Industrial Average Index	Receive	0.09% (1 Month USD LIBOR)	At Maturity	11/04/21	121	4,090,860	106,142
							$12,018,545	$250,701

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE DOW 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$1,207,914	$—	$1,207,914
U.S. Treasury Bills	—	554,975	—	554,975
Repurchase Agreements	—	3,737,088	—	3,737,088
Equity Futures Contracts**	6,200	—	—	6,200
Equity Index Swap Agreements**	—	250,701	—	250,701
Total Assets	$6,200	$5,750,678	$—	$5,756,878

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $1,761,065)	$1,762,889
Repurchase agreements, at value (cost $3,737,088)	3,737,088
Segregated cash with broker	306,000
Unrealized appreciation on OTC swap agreements	250,701
Receivables:
Fund shares sold	513,525
Variation margin on futures contracts	8,340
Interest	1,859
Total assets	6,580,402

Liabilities:
Payable for:
Fund shares redeemed	258,464
Swap settlement	66,597
Management fees	3,827
Distribution and service fees	1,947
Transfer agent and administrative fees	1,144
Portfolio accounting fees	638
Trustees’ fees*	42
Miscellaneous	1,947
Total liabilities	334,606
Commitments and contingent liabilities (Note 11)	—
Net assets	$6,245,796

Net assets consist of:
Paid in capital	$52,945,985
Total distributable earnings (loss)	(46,700,189)
Net assets	$6,245,796

A-Class:
Net assets	$880,072
Capital shares outstanding	18,155
Net asset value per share	$48.48
Maximum offering price per share (Net asset value divided by 95.25%)	$50.90

C-Class:
Net assets	$1,636,554
Capital shares outstanding	38,800
Net asset value per share	$42.18

H-Class:
Net assets	$3,729,170
Capital shares outstanding	76,702
Net asset value per share	$48.62

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Interest	$2,958
Total investment income	2,958

Expenses:
Management fees	18,997
Distribution and service fees:
A-Class	674
C-Class	2,456
H-Class	3,991
Transfer agent and administrative fees	5,841
Portfolio accounting fees	3,167
Registration fees	2,704
Trustees’ fees*	350
Custodian fees	262
Professional fees	166
Miscellaneous	1,036
Total expenses	39,644
Net investment loss	(36,686)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	73
Swap agreements	(577,552)
Futures contracts	(54,301)
Net realized loss	(631,780)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,514)
Swap agreements	348,128
Futures contracts	12,449
Net change in unrealized appreciation (depreciation)	359,063
Net realized and unrealized loss	(272,717)
Net decrease in net assets resulting from operations	$(309,403)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(36,686)	$(109,508)
Net realized loss on investments	(631,780)	(7,430,375)
Net change in unrealized appreciation (depreciation) on investments	359,063	132,651
Net decrease in net assets resulting from operations	(309,403)	(7,407,232)

Distributions to shareholders:
A-Class	—	(386)
C-Class	—	(133)
H-Class	—	(2,103)
Total distributions to shareholders	—	(2,622)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,958,155	6,353,890
C-Class	2,075,164	3,167,254
H-Class	85,324,297	240,979,379
Distributions reinvested
A-Class	—	287
C-Class	—	73
H-Class	—	2,082
Cost of shares redeemed
A-Class	(1,443,812)	(7,009,499)
C-Class	(754,166)	(2,952,697)
H-Class	(83,780,231)	(239,542,977)
Net increase from capital share transactions	3,379,407	997,792
Net increase (decrease) in net assets	3,070,004	(6,412,062)

Net assets:
Beginning of period	3,175,792	9,587,854
End of period	$6,245,796	$3,175,792

Capital share activity:
Shares sold
A-Class	41,598	73,423
C-Class	51,307	44,606
H-Class	1,786,772	2,930,710
Shares issued from reinvestment of distributions
A-Class	—	4
C-Class	—	1
H-Class	—	32
Shares redeemed
A-Class	(30,683)	(79,318)
C-Class	(18,052)	(42,041)
H-Class	(1,757,286)	(2,932,116)
Net increase (decrease) in shares	73,656	(4,699)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e]
Per Share Data
Net asset value, beginning of period	$53.39	$148.69	$145.60	$181.75	$265.63	$395.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.26)	.15	.45	(1.65)	(4.95)
Net gain (loss) on investments (realized and unrealized)	(4.53)	(95.01)	3.24	(36.60)	(82.23)	(124.55)
Total from investment operations	(4.91)	(95.27)	3.39	(36.15)	(83.88)	(129.50)
Less distributions from:
Net investment income	—	(.03)	(.30)	—	—	—
Total distributions	—	(.03)	(.30)	—	—	—
Net asset value, end of period	$48.48	$53.39	$148.69	$145.60	$181.75	$265.63

Total Return[c]	(9.20%)	(64.07%)	2.27%	(19.88%)	(31.56%)	(32.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$880	$387	$1,952	$964	$573	$1,110
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.66%)	0.12%	0.25%	(0.78%)	(1.47%)
Total expenses	1.76%	1.85%	1.86%	1.88%	1.80%	1.85%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e]
Per Share Data
Net asset value, beginning of period	$46.65	$130.74	$129.05	$162.44	$239.58	$358.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.48)	(.30)	(.75)	(.90)	(2.40)	(6.75)
Net gain (loss) on investments (realized and unrealized)	(3.99)	(83.76)	2.74	(32.49)	(74.74)	(112.17)
Total from investment operations	(4.47)	(84.06)	1.99	(33.39)	(77.14)	(118.92)
Less distributions from:
Net investment income	—	(.03)	(.30)	—	—	—
Total distributions	—	(.03)	(.30)	—	—	—
Net asset value, end of period	$42.18	$46.65	$130.74	$129.05	$162.44	$239.58

Total Return[c]	(9.58%)	(64.32%)	1.63%	(20.59%)	(32.19%)	(33.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,637	$259	$389	$212	$1,028	$393
Ratios to average net assets:
Net investment income (loss)	(2.37%)	(2.41%)	(0.66%)	(0.59%)	(1.39%)	(2.22%)
Total expenses	2.50%	2.59%	2.62%	2.56%	2.55%	2.62%
Portfolio turnover rate	—	—	—	—	—	—

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e]
Per Share Data
Net asset value, beginning of period	$53.60	$149.13	$145.97	$182.43	$266.50	$396.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.22)	— [d]	.30	(1.50)	(4.95)
Net gain (loss) on investments (realized and unrealized)	(4.60)	(95.28)	3.46	(36.76)	(82.57)	(124.63)
Total from investment operations	(4.98)	(95.50)	3.46	(36.46)	(84.07)	(129.58)
Less distributions from:
Net investment income	—	(.03)	(.30)	—	—	—
Total distributions	—	(.03)	(.30)	—	—	—
Net asset value, end of period	$48.62	$53.60	$149.13	$145.97	$182.43	$266.50

Total Return	(9.29%)	(64.04%)	2.37%	(19.98%)	(31.57%)	(32.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,729	$2,531	$7,246	$4,179	$5,957	$8,442
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.66%)	0.06%	0.20%	(0.74%)	(1.46%)
Total expenses	1.80%	1.84%	1.87%	1.89%	1.80%	1.85%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net investment income is less than $0.01 per share.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(3.37%)	102.80%	17.19%	21.73%
A-Class Shares with sales charge‡	(7.96%)	93.17%	16.06%	21.14%
C-Class Shares	(3.73%)	101.29%	16.32%	20.84%
C-Class Shares with CDSC§	(4.70%)	100.29%	16.32%	20.84%
H-Class Shares	(3.38%)	102.76%	17.07%	21.65%
Russell 2000 Index	(0.25%)	47.68%	13.45%	15.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Communications - 0.0%
Nexstar Media Group, Inc.*	852	$—

Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	232	—
Omthera Pharmaceuticals, Inc.*	110	—
Tobira Therapeutics, Inc.*	80	—
Oncternal Therapeutics, Inc.*	2	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $4)		—

EXCHANGE-TRADED FUNDS† - 6.9%
Vanguard Russell 2000 ETF[1]	19,995	1,767,758
iShares Russell 2000 Index ETF[1]	8,072	1,765,750
Total Exchange-Traded Funds
(Cost $3,561,206)		3,533,508

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 35.0%
Federal Farm Credit Bank
0.00% due 10/01/21[2]	$18,000,000	18,000,000
Total Federal Agency Discount Notes
(Cost $18,000,000)		18,000,000

FEDERAL AGENCY NOTES†† - 27.4%
Federal Home Loan Bank
0.09% (1 Month USD LIBOR, Rate Floor: 0.00%) due 10/20/21[3]	4,100,000	4,100,172
1.70% due 01/24/24	2,500,000	2,512,768
4.00% due 12/24/30	1,000,000	1,008,553
4.00% due 11/30/29	500,000	502,963
Farmer Mac
0.04% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[3]	4,000,000	3,999,788
Freddie Mac
0.18% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[3]	2,000,000	2,002,062
Total Federal Agency Notes
(Cost $14,124,278)		14,126,306

U.S. TREASURY BILLS†† - 15.4%
U.S. Treasury Bills
0.04% due 12/09/21[2,4]	6,000,000	5,999,710
0.05% due 12/09/21[2,4]	1,850,000	1,849,910
0.04% due 10/07/21[2,5]	72,000	72,000
Total U.S. Treasury Bills
(Cost $7,921,385)		7,921,620

REPURCHASE AGREEMENTS††,6 - 15.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[4]	4,331,792	4,331,792
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[4]	1,683,122	1,683,122
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[4]	1,683,122	1,683,122
Total Repurchase Agreements
(Cost $7,698,036)		7,698,036

	Shares
SECURITIES LENDING COLLATERAL†,7 - 3.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	1,925,474	1,925,474
Total Securities Lending Collateral
(Cost $1,925,474)		1,925,474

Total Investments - 103.4%
(Cost $53,230,383)		$53,204,944
Other Assets & Liabilities, net - (3.4)%		(1,754,449)
Total Net Assets - 100.0%		$51,450,495

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	10	Dec 2021	$1,100,200	$11,711

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
RUSSELL 2000® 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	11/03/21	28,437	$62,684,949	$(149,775)
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	10,455	23,046,255	(162,864)
BNP Paribas	Russell 2000 Index	Pay	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	11/04/21	5,639	12,429,452	(202,744)
							$98,160,656	$(515,383)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	3,533,508	—	—		3,533,508
Federal Agency Discount Notes	—	18,000,000	—		18,000,000
Federal Agency Notes	—	14,126,306	—		14,126,306
U.S. Treasury Bills	—	7,921,620	—		7,921,620
Repurchase Agreements	—	7,698,036	—		7,698,036
Securities Lending Collateral	1,925,474	—	—		1,925,474
Equity Futures Contracts**	11,711	—	—		11,711
Total Assets	$5,470,693	$47,745,962	$—		$53,216,655

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$515,383	$—	$515,383

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $1,870,192 of securities loaned (cost $45,532,347)	$45,506,908
Repurchase agreements, at value (cost $7,698,036)	7,698,036
Cash	5,481
Segregated cash with broker	188,360
Receivables:
Fund shares sold	1,990,430
Swap settlement	134,642
Interest	26,311
Dividends	4,417
Securities lending income	1,136
Total assets	55,555,721

Liabilities:
Unrealized depreciation on OTC swap agreements	515,383
Payable for:
Return of securities lending collateral	1,925,474
Fund shares redeemed	1,549,474
Variation margin on futures contracts	38,255
Management fees	34,178
Transfer agent and administrative fees	10,216
Distribution and service fees	9,924
Portfolio accounting fees	5,697
Trustees’ fees*	412
Miscellaneous	16,213
Total liabilities	4,105,226
Commitments and contingent liabilities (Note 11)	—
Net assets	$51,450,495

Net assets consist of:
Paid in capital	$58,073,644
Total distributable earnings (loss)	(6,623,149)
Net assets	$51,450,495

A-Class:
Net assets	$5,254,593
Capital shares outstanding	23,924
Net asset value per share	$219.64
Maximum offering price per share (Net asset value divided by 95.25%)	$230.59

C-Class:
Net assets	$699,469
Capital shares outstanding	3,613
Net asset value per share	$193.60

H-Class:
Net assets	$45,496,433
Capital shares outstanding	208,591
Net asset value per share	$218.11

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$12,025
Interest	16,264
Income from securities lending, net	2,525
Total investment income	30,814

Expenses:
Management fees	239,970
Distribution and service fees:
A-Class	10,051
C-Class	3,254
H-Class	55,796
Transfer agent and administrative fees	73,817
Portfolio accounting fees	39,996
Registration fees	30,987
Professional fees	11,457
Trustees’ fees*	4,019
Custodian fees	3,329
Line of credit fees	79
Miscellaneous	10,674
Total expenses	483,429
Net investment loss	(452,615)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,118)
Swap agreements	(5,035,836)
Futures contracts	(1,090,699)
Net realized loss	(6,138,653)
Net change in unrealized appreciation (depreciation) on:
Investments	(42,269)
Swap agreements	(114,191)
Futures contracts	(547,919)
Net change in unrealized appreciation (depreciation)	(704,379)
Net realized and unrealized loss	(6,843,032)
Net decrease in net assets resulting from operations	$(7,295,647)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(452,615)	$(610,806)
Net realized gain (loss) on investments	(6,138,653)	42,260,304
Net change in unrealized appreciation (depreciation) on investments	(704,379)	(229,909)
Net increase (decrease) in net assets resulting from operations	(7,295,647)	41,419,589

Capital share transactions:
Proceeds from sale of shares
A-Class	3,348,678	10,025,548
C-Class	753,132	2,407,767
H-Class	862,266,306	1,579,140,815
Cost of shares redeemed
A-Class	(6,316,117)	(6,797,461)
C-Class	(704,390)	(2,335,143)
H-Class	(881,690,564)	(1,557,234,494)
Net increase (decrease) from capital share transactions	(22,342,955)	25,207,032
Net increase (decrease) in net assets	(29,638,602)	66,626,621

Net assets:
Beginning of period	81,089,097	14,462,476
End of period	$51,450,495	$81,089,097

Capital share activity:
Shares sold
A-Class	14,655	67,477
C-Class	3,683	21,708
H-Class	3,751,857	12,811,484
Shares redeemed
A-Class	(28,837)	(52,425)
C-Class	(3,419)	(21,197)
H-Class	(3,861,137)	(12,683,053)
Net increase (decrease) in shares	(123,198)	143,994

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]
Per Share Data
Net asset value, beginning of period	$227.30	$67.63	$138.32	$143.22	$123.80	$82.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.88)	(2.33)	.08	.04	(.80)	(1.18)
Net gain (loss) on investments (realized and unrealized)	(5.78)	162.00	(70.34)	(4.94)[f]	23.97	42.97
Total from investment operations	(7.66)	159.67	(70.26)	(4.90)	23.17	41.79
Less distributions from:
Net realized gains	—	—	(.43)	—	(3.75)	—
Total distributions	—	—	(.43)	—	(3.75)	—
Net asset value, end of period	$219.64	$227.30	$67.63	$138.32	$143.22	$123.80

Total Return[c]	(3.37%)	236.09%	(50.97%)	(3.42%)	18.66%	50.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,255	$8,661	$1,559	$3,377	$3,856	$3,325
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.57%)	0.06%	0.03%	(0.59%)	(1.14%)
Total expenses[d]	1.79%	1.81%	1.87%	1.85%	1.78%	1.82%
Portfolio turnover rate	401%	—	360%	507%	526%	810%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]
Per Share Data
Net asset value, beginning of period	$201.10	$60.28	$124.27	$129.63	$113.17	$75.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.39)	(2.85)	(.87)	(1.01)	(1.71)	(1.70)
Net gain (loss) on investments (realized and unrealized)	(5.11)	143.67	(62.69)	(4.35)[f]	21.92	39.35
Total from investment operations	(7.50)	140.82	(63.56)	(5.36)	20.21	37.65
Less distributions from:
Net realized gains	—	—	(.43)	—	(3.75)	—
Total distributions	—	—	(.43)	—	(3.75)	—
Net asset value, end of period	$193.60	$201.10	$60.28	$124.27	$129.63	$113.17

Total Return[c]	(3.73%)	233.61%	(51.33%)	(4.13%)	17.78%	49.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$699	$673	$171	$467	$683	$835
Ratios to average net assets:
Net investment income (loss)	(2.34%)	(2.31%)	(0.70%)	(0.74%)	(1.37%)	(1.85%)
Total expenses[d]	2.53%	2.57%	2.62%	2.59%	2.52%	2.58%
Portfolio turnover rate	401%	—	360%	507%	526%	810%

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]
Per Share Data
Net asset value, beginning of period	$225.73	$67.21	$137.69	$142.85	$123.54	$81.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.89)	(2.22)	(.06)	(.08)	(.83)	(1.05)
Net gain (loss) on investments (realized and unrealized)	(5.73)	160.74	(69.99)	(5.08)[f]	23.89	42.71
Total from investment operations	(7.62)	158.52	(70.05)	(5.16)	23.06	41.66
Less distributions from:
Net realized gains	—	—	(.43)	—	(3.75)	—
Total distributions	—	—	(.43)	—	(3.75)	—
Net asset value, end of period	$218.11	$225.73	$67.21	$137.69	$142.85	$123.54

Total Return	(3.38%)	235.86%	(51.05%)	(3.61%)	18.59%	50.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,496	$71,754	$12,732	$25,296	$33,043	$34,001
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.75%)	(0.04%)	(0.05%)	(0.66%)	(1.09%)
Total expenses[d]	1.81%	1.85%	1.89%	1.88%	1.81%	1.85%
Portfolio turnover rate	401%	—	360%	507%	526%	810%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 3:1 share split effective October 31, 2016.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(5.79%)	(61.48%)	(34.16%)	(34.49%)
A-Class Shares with sales charge‡	(10.26%)	(63.30%)	(34.79%)	(34.81%)
C-Class Shares	(6.19%)	(61.80%)	(34.66%)	(34.96%)
C-Class Shares with CDSC§	(7.13%)	(62.18%)	(34.66%)	(34.96%)
H-Class Shares	(6.15%)	(61.75%)	(34.30%)	(34.55%)
Russell 2000 Index	(0.25%)	47.68%	13.45%	15.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 11.0%
Federal Farm Credit Bank
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	$360,000	$360,808
Federal Home Loan Bank
4.00% due 12/24/30	250,000	252,138
Total Federal Agency Notes
(Cost $612,199)		612,946

U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills
0.04% due 12/09/21[2]	250,000	249,988
0.04% due 10/07/21[2,3]	53,000	53,000
Total U.S. Treasury Bills
(Cost $302,983)		302,988

REPURCHASE AGREEMENTS††,4 - 82.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[5]	2,591,838	2,591,838
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[5]	1,007,061	1,007,061
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[5]	1,007,061	1,007,061
Total Repurchase Agreements
(Cost $4,605,960)		4,605,960

Total Investments - 99.0%
(Cost $5,521,142)		$5,521,894
Other Assets & Liabilities, net - 1.0%		54,788
Total Net Assets - 100.0%		$5,576,682

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	8	Dec 2021	$880,160	$8,660

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	0.03% (Federal Funds Rate - 0.05%)	At Maturity	11/04/21	4,058	$8,944,908	$183,814
BNP Paribas	Russell 2000 Index	Pay	(0.31)% (1 Month USD LIBOR - 0.40%)	At Maturity	11/04/21	349	769,982	10,506
Barclays Bank plc	Russell 2000 Index	Pay	(0.45)% (U.S. Secured Overnight Financing Rate - 0.50%)	At Maturity	11/03/21	231	509,441	1,289
							$10,224,331	$195,609

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE RUSSELL 2000® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$612,946	$—	$612,946
U.S. Treasury Bills	—	302,988	—	302,988
Repurchase Agreements	—	4,605,960	—	4,605,960
Equity Futures Contracts**	8,660	—	—	8,660
Equity Index Swap Agreements**	—	195,609	—	195,609
Total Assets	$8,660	$5,717,503	$—	$5,726,163

**	This derivative is reported as unrealized appreciation/depreciation at period end.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $915,182)	$915,934
Repurchase agreements, at value (cost $4,605,960)	4,605,960
Segregated cash with broker	21,032
Unrealized appreciation on OTC swap agreements	195,609
Receivables:
Fund shares sold	1,417,277
Variation margin on futures contracts	8,660
Interest	2,895
Total assets	7,167,367

Liabilities:
Payable for:
Fund shares redeemed	1,529,401
Swap settlement	51,402
Management fees	4,380
Transfer agent and administrative fees	1,309
Distribution and service fees	1,270
Portfolio accounting fees	730
Trustees’ fees*	53
Miscellaneous	2,140
Total liabilities	1,590,685
Commitments and contingent liabilities (Note 11)	—
Net assets	$5,576,682

Net assets consist of:
Paid in capital	$83,635,936
Total distributable earnings (loss)	(78,059,254)
Net assets	$5,576,682

A-Class:
Net assets	$1,671,385
Capital shares outstanding	168,485
Net asset value per share	$9.92
Maximum offering price per share (Net asset value divided by 95.25%)	$10.41

C-Class:
Net assets	$85,059
Capital shares outstanding	9,673
Net asset value per share	$8.79

H-Class:
Net assets	$3,820,238
Capital shares outstanding	390,889
Net asset value per share	$9.77

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Interest	$4,735
Total investment income	4,735

Expenses:
Management fees	28,777
Distribution and service fees:
A-Class	2,360
C-Class	460
H-Class	5,521
Transfer agent and administrative fees	8,856
Portfolio accounting fees	4,797
Registration fees	3,985
Professional fees	992
Trustees’ fees*	528
Custodian fees	399
Miscellaneous	1,331
Total expenses	58,006
Net investment loss	(53,271)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,163
Swap agreements	(595,453)
Futures contracts	(117,626)
Net realized loss	(706,916)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,998)
Swap agreements	(43,661)
Futures contracts	8,660
Net change in unrealized appreciation (depreciation)	(42,999)
Net realized and unrealized loss	(749,915)
Net decrease in net assets resulting from operations	$(803,186)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(53,271)	$(200,665)
Net realized loss on investments	(706,916)	(20,157,784)
Net change in unrealized appreciation (depreciation) on investments	(42,999)	(159,644)
Net decrease in net assets resulting from operations	(803,186)	(20,518,093)

Capital share transactions:
Proceeds from sale of shares
A-Class	499,599	3,746,564
C-Class	849,652	1,916,464
H-Class	264,924,476	570,252,468
Cost of shares redeemed
A-Class	(955,812)	(3,575,642)
C-Class	(846,810)	(1,806,808)
H-Class	(264,386,273)	(565,682,070)
Net increase from capital share transactions	84,832	4,850,976
Net decrease in net assets	(718,354)	(15,667,117)

Net assets:
Beginning of period	6,295,036	21,962,153
End of period	$5,576,682	$6,295,036

Capital share activity:
Shares sold
A-Class	50,272	136,506
C-Class	97,234	96,639
H-Class	26,821,367	27,831,195
Shares redeemed
A-Class	(98,951)	(128,793)
C-Class	(96,715)	(94,498)
H-Class	(26,807,330)	(27,636,909)
Net increase (decrease) in shares	(34,123)	204,140

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$10.53	$55.29	$43.81	$47.99	$62.44	$108.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.39)	.08	.15	(.27)	(1.15)
Net gain (loss) on investments (realized and unrealized)	(.53)	(44.37)	11.57	(4.33)	(14.18)	(44.75)
Total from investment operations	(.61)	(44.76)	11.65	(4.18)	(14.45)	(45.90)
Less distributions from:
Net investment income	—	—	(.17)	—	—	—
Total distributions	—	—	(.17)	—	—	—
Net asset value, end of period	$9.92	$10.53	$55.29	$43.81	$47.99	$62.44

Total Return[c]	(5.79%)	(80.95%)	26.82%	(8.71%)	(23.14%)	(42.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,671	$2,286	$11,581	$9,245	$6,076	$1,636
Ratios to average net assets:
Net investment income (loss)	(1.60%)	(1.61%)	0.19%	0.34%	(0.54%)	(1.44%)
Total expenses	1.77%	1.82%	1.86%	1.89%	1.78%	1.73%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$9.37	$49.61	$39.63	$43.74	$57.33	$100.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.50)	(.21)	(.18)	(.71)	(1.63)
Net gain (loss) on investments (realized and unrealized)	(.48)	(39.74)	10.36	(3.93)	(12.88)	(41.21)
Total from investment operations	(.58)	(40.24)	10.15	(4.11)	(13.59)	(42.84)
Less distributions from:
Net investment income	—	—	(.17)	—	—	—
Total distributions	—	—	(.17)	—	—	—
Net asset value, end of period	$8.79	$9.37	$49.61	$39.63	$43.74	$57.33

Total Return[c]	(6.19%)	(81.11%)	25.86%	(9.40%)	(23.70%)	(42.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$85	$86	$348	$405	$348	$743
Ratios to average net assets:
Net investment income (loss)	(2.35%)	(2.36%)	(0.55%)	(0.45%)	(1.44%)	(2.23%)
Total expenses	2.52%	2.57%	2.62%	2.63%	2.55%	2.76%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$10.41	$54.95	$43.62	$47.80	$62.18	$107.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.33)	(.02)	.09	(.36)	(1.19)
Net gain (loss) on investments (realized and unrealized)	(.57)	(44.21)	11.52	(4.27)	(14.02)	(44.54)
Total from investment operations	(.64)	(44.54)	11.50	(4.18)	(14.38)	(45.73)
Less distributions from:
Net investment income	—	—	(.17)	—	—	—
Total distributions	—	—	(.17)	—	—	—
Net asset value, end of period	$9.77	$10.41	$54.95	$43.62	$47.80	$62.18

Total Return	(6.15%)	(81.06%)	26.59%	(8.74%)	(23.11%)	(42.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,820	$3,923	$10,033	$6,273	$6,582	$16,531
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.70%)	(0.05%)	0.22%	(0.68%)	(1.46%)
Total expenses	1.82%	1.89%	1.91%	1.89%	1.80%	1.84%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse Share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. At September 30, 2021, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the September 30, 2021, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at September 30, 2021.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$20,739,458	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	35,027	4,072,700
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	247,643,923	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,100,520
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,794,691	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	601,350
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	10,773,310	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	691,351

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$234,283,478	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	29,546,160
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	697,471,305	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	18,147,310
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	49,368,832	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,144,805
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	95,619,848	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	12,700,147

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2021:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity future/swap contracts	Variation margin on futures contracts	Variation margin on futures contracts
	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2021:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2021
Inverse S&P 500® 2x Strategy Fund	$11,010	$945,973	$956,983
Inverse NASDAQ-100® 2x Strategy Fund	49,058	888,576	937,634
Inverse Dow 2x Strategy Fund	6,200	250,701	256,901
Russell 2000® 2x Strategy Fund	11,711	—	11,711
Inverse Russell 2000® 2x Strategy Fund	8,660	195,609	204,269

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2021
S&P 500® 2x Strategy Fund	$—	$6,348,046	$6,348,046
NASDAQ-100® 2x Strategy Fund	10,498,342	35,794,049	46,292,391
Dow 2x Strategy Fund	332	985,464	985,796
Russell 2000® 2x Strategy Fund	—	515,383	515,383

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity future/swap contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2021:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$1,051,568	$25,538,149	$26,589,717
Inverse S&P 500® 2x Strategy Fund	(909,219)	(2,621,463)	(3,530,682)
NASDAQ-100® 2x Strategy Fund	37,197,007	109,999,715	147,196,722
Inverse NASDAQ-100® 2x Strategy Fund	(122,881)	(1,993,770)	(2,116,651)
Dow 2x Strategy Fund	424,807	4,445,417	4,870,224
Inverse Dow 2x Strategy Fund	(54,301)	(577,552)	(631,853)
Russell 2000® 2x Strategy Fund	(1,090,699)	(5,035,836)	(6,126,535)
Inverse Russell 2000® 2x Strategy Fund	(117,626)	(595,453)	(713,079)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$—	$(9,560,340)	$(9,560,340)
Inverse S&P 500® 2x Strategy Fund	26,668	1,018,859	1,045,527
NASDAQ-100® 2x Strategy Fund	(11,865,308)	(41,065,784)	(52,931,092)
Inverse NASDAQ-100® 2x Strategy Fund	79,233	380,642	459,875
Dow 2x Strategy Fund	(74,394)	(2,682,719)	(2,757,113)
Inverse Dow 2x Strategy Fund	12,449	348,128	360,577
Russell 2000® 2x Strategy Fund	(547,919)	(114,191)	(662,110)
Inverse Russell 2000® 2x Strategy Fund	8,660	(43,661)	(35,001)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	$945,973	$—	$945,973	$—	$—	$945,973
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	888,576	—	888,576	—	—	888,576
Inverse Dow 2x Strategy Fund	Swap equity contracts	250,701	—	250,701	—	—	250,701
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	195,609	—	195,609	—	—	195,609

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$6,348,046	$—	$6,348,046	$(4,487,160)	$(1,818,000)	$42,886
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	35,794,049	—	35,794,049	(9,678,065)	(26,115,984)	—
Dow 2x Strategy Fund	Swap equity contracts	985,464	—	985,464	(714,464)	(271,000)	—
Russell 2000® 2x Strategy Fund	Swap equity contracts	515,383	—	515,383	(515,383)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2021.

Fund	Counterparty	Asset Type	Cash Pledged
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$1,818,000
Inverse S&P 500® 2x Strategy Fund	Goldman Sachs International	Futures contracts	34,500
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	30,768,392
Inverse NASDAQ-100® 2x Strategy Fund	Goldman Sachs International	Futures contracts	85,000
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	271,000
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	306,000
Russell 2000® 2x Strategy Fund	Goldman Sachs International	Futures contracts	188,360
Inverse Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	21,032

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2021, GFD retained sales charges of $32,349 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
0.05%			1.13% - 1.50%
Due 10/01/21	$62,492,437	$62,492,524	Due 02/28/22 - 01/15/23	$47,801,400	$48,785,452

			U.S. Treasury Bills
			0.00%
			Due 01/13/22 - 07/14/22	14,965,000	14,956,680

			U.S. Treasury Strip
			0.00%
			Due 05/15/26	161	154
				62,766,561	63,742,286

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	24,281,498	24,281,518	Due 04/15/22	24,414,003	24,767,177

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.50%
Due 10/01/21	24,281,498	24,281,512	Due 06/30/27	25,661,200	24,767,164

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® 2x Strategy Fund	$14,923	$(14,923)	$—	$15,288	$—	$15,288
NASDAQ-100® 2x Strategy Fund	905,649	(905,649)	—	927,919	—	927,919
Russell 2000® 2x Strategy Fund	1,870,192	(1,870,192)	—	1,925,474	—	1,925,474

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® 2x Strategy Fund	$224,685,977	$18,412,041	$(6,420,319)	$11,991,722
Inverse S&P 500® 2x Strategy Fund	16,436,443	964,773	(8,539)	956,234
NASDAQ-100® 2x Strategy Fund	571,534,011	302,267,156	(47,598,983)	254,668,173
Inverse NASDAQ-100® 2x Strategy Fund	12,747,869	940,498	(4,330)	936,168
Dow 2x Strategy Fund	31,535,213	10,097,047	(1,088,053)	9,008,994
Inverse Dow 2x Strategy Fund	5,500,256	258,757	(2,135)	256,622
Russell 2000® 2x Strategy Fund	53,299,756	12,505	(610,989)	(598,484)
Inverse Russell 2000® 2x Strategy Fund	5,525,351	205,081	(4,269)	200,812

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$558,874,243	$479,605,366
NASDAQ-100® 2x Strategy Fund	801,298,770	689,649,464
Dow 2x Strategy Fund	59,479,364	68,782,827
Russell 2000® 2x Strategy Fund	4,601,670	1,000,612

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Russell 2000® 2x Strategy Fund	$12,750,723	$12,738,418

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2021, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® 2x Strategy Fund	$205,313,794	$251,020,650	$(429,063)
NASDAQ-100® 2x Strategy Fund	205,955,585	176,901,363	(1,184,794)
Dow 2x Strategy Fund	15,306,105	20,563,893	93,409
Russell 2000® 2x Strategy Fund	—	11,009,485	11,052
Inverse Russell 2000® 2x Strategy Fund	—	1,504,870	4,870

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 7, 2021, the line of credit agreement was renewed and expires on June 6, 2022. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2021. The Funds did not have any borrowings outstanding under this agreement at September 30, 2021.

The average daily balances borrowed for the period ended September 30, 2021, were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$19,479
NASDAQ-100® 2x Strategy Fund	39,178
Dow 2x Strategy Fund	197
Russell 2000® 2x Strategy Fund	6,233

Note 11 – Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Dynamic Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. Plaintiffs filed a new petition for certiorari with the Supreme Court on July 6, 2020. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Dynamic Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020, and Plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. On March 12, 2021, the Solicitor General filed an amicus brief recommending that certiorari be denied. Plaintiffs filed a supplemental brief in response to the Solicitor General’s amicus brief on March 31, 2021, and Defendants filed a supplemental brief on April 1, 2021. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018, the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants filed an opposition brief on April 27, 2020, and Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Dynamic Funds Contracts Review Committee

Rydex Dynamic Funds (the “Trust”) was organized as a Delaware statutory trust on August 6, 1999, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

●	Dow 2x Strategy Fund	●	Inverse Dow 2x Strategy Fund
●	Inverse NASDAQ-100 2x Strategy Fund	●	Inverse Russell 2000 2x Strategy Fund
●	Inverse S&P 500 2x Strategy Fund	●	NASDAQ-100 2x Strategy Fund
●	Russell 2000 2x Strategy Fund	●	S&P 500 2x Strategy Fund

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

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OTHER INFORMATION (Unaudited)(continued)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.1 At meetings held by videoconference on April 20, 2021 (the “April Meeting”) and on May 26, 2021 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee met with a representative of FUSE at the April Meeting to discuss how FUSE determined the appropriate peer groups for the Funds. Thereafter, the Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a summary of notable distinctions between the Funds and the applicable peer group identified in the FUSE reports.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Fund is designed to provide tactical advisors with specific exposures while also providing for unlimited trading privileges, and that the Funds offer a unique set of product features. The Committee noted that each Fund seeks to track the performance (before fees and expenses) of a specific benchmark index on a daily basis. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Fund relative to the applicable benchmark index.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The

[1]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief, initially provided for a limited period of time, has been extended multiple times and was in effect as of May 26, 2021. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 26, 2021.

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OTHER INFORMATION (Unaudited)(continued)

Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal, regulatory and operational risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Committee considered the Funds’ unique product features, including their tradability, the real time cash process employed for the Funds, twice-daily pricing for the Funds on select trading platforms, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the five-year, three-year and one-year periods ended December 31, 2020. In addition, the Committee received a comparison of each Fund’s performance to the performance of one or two peer funds identified by FUSE from the two direct competitor product suites, in each case for the same periods. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group for performance and expense comparisons. The Committee received tracking error data for the Funds relative to the applicable benchmark index for the five-year, three-year and one-year periods ended December 31, 2020 as well as a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods. The Committee also received certain updated performance information as of March 31, 2021.

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OTHER INFORMATION (Unaudited)(continued)

The Committee considered the Adviser’s statement that the Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index and compared to the tracking error of a peer fund for the five-year and three-year periods ended December 31, 2020, noting the Adviser’s view that, in general, such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error in most cases. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds in the two direct competitor product suites. The Committee observed that the performance of the Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2020 was generally in line with the performance of their respective peer funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing the Funds’ advisory fees. The Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to its peer fund from the directly comparable product suite. The Committee also considered the net effective management fee and total net expense ratio for each Fund’s Class H shares as compared to its peer fund from the directly comparable product suite.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2020, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2019. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(concluded)

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, although Guggenheim’s overall expenses declined in 2020, generally, costs are anticipated to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

The Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Funds and the tradable series of Rydex Series Funds exceed $10 billion.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	157	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	157	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	157	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				157	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Dynamic Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk.
In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2020, to March 31, 2021. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 9, 2021

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 9, 2021

*	Print the name and title of each signing officer under his or her signature.